As Filed with the U.S. Securities and Exchange Commission on March 28, 2013
1933 Act File No. 33-39242
1940 Act File No. 811-6247

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
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REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. __ ☐

Post-Effective Amendment No. 56 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 56 ☒
(Check appropriate box or boxes.)
__________________
American Century World Mutual Funds, Inc. (Exact Name of Registrant as Specified in Charter)
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4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: April 1, 2013

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 1, 2013 at 8:30 a.m. Central pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 1, 2013

American Century Investments Prospectus

Emerging Markets Fund
Investor Class (TWMIX)
Institutional Class (AMKIX)
A Class (AEMMX)
C Class (ACECX)
R Class (AEMRX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	23
Multiple Class Information	25
Financial Highlights	26

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.74%	1.54%	1.74%	1.74%	1.74%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.75%	1.55%	2.00%	2.75%	2.25%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$178	$552	$950	$2,060
Institutional Class	$158	$490	$845	$1,844
A Class	$767	$1,167	$1,592	$2,765
C Class	$279	$855	$1,455	$3,074
R Class	$229	$704	$1,206	$2,581

2

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk — The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk — Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

•
Currency Risk — Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

•	Growth Stocks — Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 31.24% Lowest Performance Quarter (3Q 2008): -33.40%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	24.86%	-4.71%	15.19%	—	09/30/1997
Return After Taxes on Distributions	24.86%	-4.77%	13.92%	—	09/30/1997
Return After Taxes on Distributions and Sale of Fund Shares	16.16%	-3.92%	13.19%	—	09/30/1997
Institutional Class Return Before Taxes	25.19%	-4.50%	15.40%	—	01/28/1999
A Class1 Return Before Taxes	17.38%	-6.03%	14.23%	—	05/12/1999
C Class Return Before Taxes	23.62%	-5.65%	14.05%	—	12/18/2001
R Class Return Before Taxes	24.28%	-5.17%	—	-4.05%	09/28/2007
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	20.56%	-1.95%	14.84%	—	—

1	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Patricia Ribeiro, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.

Anthony Han, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2009.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers) by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

6

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund and the NT Emerging Markets fund, as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Investor Class	Institutional Class	A Class	C Class	R Class
Emerging Markets	1.74%	1.54%	1.74%	1.74%	1.74%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

8

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below:

Patricia Ribeiro
Ms. Ribeiro, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2006 as a portfolio manager. She has a bachelor’s degree in accounting from Rutgers University.

Anthony Han
Mr. Han, Portfolio Manager, has been a member of the team that manages the fund since 2009. He joined American Century Investments in 2005 as a Senior Investment Analyst and became a portfolio manager in 2009. He has a bachelor’s degree in agricultural science from the University of Adelaide, Australia and an MBA from Salem State College, Salem, Massachusetts. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, their structure of compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

9

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.

Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

10

Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank account information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.
IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

11

Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

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Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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CDSC Waivers

Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner (see Redemptions under Additional Policies Affecting Your Investment).

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

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Buying and Selling Shares through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or when shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,0001
Employer-sponsored retirement plans2	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

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Redemptions

Investor, Institutional and R Class shares held for less than 60 days are subject to a redemption fee of 2.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices, page 19.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

If you sell your C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Shares redeemed in this manner may be subject to a redemption fee, if held less than a specified number of days (see Redemptions under Additional Policies Affecting Your Investment). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within seven days.

We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.

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Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See Redemptions under Additional Policies Affecting Your Investment.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

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Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio seurities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

23

Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

24

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

25

Financial Highlights

Understanding the Financial Highlights

The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

26

Emerging Markets Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012	$7.38	0.02	0.96	0.98	—	—	—	—(3)	$8.36	13.28%	1.74%	0.29%	85%	$452,331
2011	$8.46	0.01	(1.09)	(1.08)	—	—	—	—(3)	$7.38	(12.77)%	1.71%	0.17%	71%	$435,079
2010	$7.28	—(3)	1.18	1.18	—	—	—	—(3)	$8.46	16.21%	1.72%	(0.02)%	87%	$583,978
2009	$4.17	0.01	3.13	3.14	(0.03)	—	(0.03)	—(3)	$7.28	75.36%	1.78%	0.11%	126%	$567,248
2008	$12.69	0.09	(7.21)	(7.12)	(0.10)	(1.31)	(1.41)	0.01	$4.17	(62.66)%	1.66%	1.06%	121%	$316,695
Institutional Class
2012	$7.56	0.04	0.97	1.01	(0.01)	—	(0.01)	—(3)	$8.56	13.43%	1.54%	0.49%	85%	$28,536
2011	$8.65	0.03	(1.12)	(1.09)	—	—	—	—(3)	$7.56	(12.60)%	1.51%	0.37%	71%	$29,695
2010	$7.43	0.02	1.20	1.22	—	—	—	—(3)	$8.65	16.42%	1.52%	0.18%	87%	$40,969
2009	$4.26	0.02	3.18	3.20	(0.03)	—	(0.03)	—(3)	$7.43	75.92%	1.58%	0.31%	126%	$27,787
2008	$12.92	0.12	(7.35)	(7.23)	(0.13)	(1.31)	(1.44)	0.01	$4.26	(62.63)%	1.46%	1.26%	121%	$27,235
A Class
2012	$7.16	—(3)	0.93	0.93	—	—	—	—(3)	$8.09	12.99%	1.99%	0.04%	85%	$13,745
2011	$8.23	(0.01)	(1.06)	(1.07)	—	—	—	—(3)	$7.16	(13.00)%	1.96%	(0.08)%	71%	$15,339
2010	$7.10	(0.02)	1.15	1.13	—	—	—	—(3)	$8.23	15.92%	1.97%	(0.27)%	87%	$29,572
2009	$4.07	(0.01)	3.06	3.05	(0.02)	—	(0.02)	—(3)	$7.10	75.24%	2.03%	(0.14)%	126%	$23,260
2008	$12.40	0.07	(7.03)	(6.96)	(0.07)	(1.31)	(1.38)	0.01	$4.07	(62.78)%	1.91%	0.81%	121%	$17,105
C Class
2012	$6.84	(0.05)	0.88	0.83	—	—	—	—(3)	$7.67	12.13%	2.74%	(0.71)%	85%	$3,376
2011	$7.93	(0.07)	(1.02)	(1.09)	—	—	—	—(3)	$6.84	(13.75)%	2.71%	(0.83)%	71%	$3,896
2010	$6.89	(0.07)	1.11	1.04	—	—	—	—(3)	$7.93	15.09%	2.72%	(1.02)%	87%	$5,257
2009	$3.96	(0.05)	2.98	2.93	—	—	—	—(3)	$6.89	73.99%	2.78%	(0.89)%	126%	$5,372
2008	$12.10	0.01	(6.87)	(6.86)	—	(1.29)	(1.29)	0.01	$3.96	(63.09)%	2.66%	0.06%	121%	$3,217

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Redemption Fees(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$7.30	(0.02)	0.95	0.93	—	—	—	—(3)	$8.23	12.74%	2.24%	(0.21)%	85%	$824
2011	$8.42	(0.03)	(1.09)	(1.12)	—	—	—	—(3)	$7.30	(13.30)%	2.21%	(0.33)%	71%	$631
2010	$7.28	(0.04)	1.18	1.14	—	—	—	—(3)	$8.42	15.66%	2.22%	(0.52)%	87%	$828
2009	$4.17	(0.02)	3.14	3.12	(0.01)	—	(0.01)	—(3)	$7.28	74.94%	2.28%	(0.39)%	126%	$516
2008	$12.68	0.05	(7.22)	(7.17)	(0.04)	(1.31)	(1.35)	0.01	$4.17	(62.92)%	2.19%	0.53%	121%	$144

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Per-share amount was less than $0.005.

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
Emerging Markets Fund
Investor Class	043	EmgMkt
Institutional Class	343	EmgMkt
A Class	743	EmgMkt
C Class	443	EmgMkt
R Class	143	EmgMkt

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-PRS-77286   1304

April 1, 2013

American Century Investments Prospectus

Global Growth Fund
Investor Class (TWGGX)
Institutional Class (AGGIX)
A Class (AGGRX)
C Class (AGLCX)
R Class (AGORX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	23
Multiple Class Information	25
Financial Highlights	26

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.10%	0.90%	1.10%	1.10%	1.10%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.10%	0.90%	1.35%	2.10%	1.60%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$112	$350	$607	$1,340
Institutional Class	$92	$287	$499	$1,108
A Class	$705	$979	$1,273	$2,105
C Class	$214	$659	$1,130	$2,428
R Class	$163	$506	$872	$1,899

2

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 54% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in companies located in developed countries world-wide (including the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk – The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2003): 16.46% Lowest Performance Quarter (4Q 2008): -23.44%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	17.50%	-1.10%	9.39%	—	12/01/1998
Return After Taxes on Distributions	17.45%	-1.18%	8.93%	—	12/01/1998
Return After Taxes on Distributions and Sale of Fund Shares	11.44%	-0.94%	8.27%	—	12/01/1998
Institutional Class Return Before Taxes	17.67%	-0.92%	9.62%	—	08/01/2000
A Class1 Return Before Taxes	10.37%	-2.53%	8.47%	—	02/05/1999
C Class Return Before Taxes	16.23%	-2.11%	8.33%	—	03/01/2002
R Class Return Before Taxes	16.79%	-1.62%	—	4.83%	07/29/2005
MSCI World Index (reflects no deduction for fees, expenses or taxes)	15.83%	-1.18%	7.51%	—	—

1	Prior to September 4, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Keith Creveling, CFA, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2005.

Brent Puff, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2001.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers) by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund’s assets will be invested primarily in equity securities of issuers located in developed countries world-wide (including the United States).

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

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What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Investor Class	Institutional Class	A Class	C Class	R Class
Global Growth	1.10%	0.90%	1.10%	1.10%	1.10%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

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The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Keith Creveling
Mr. Creveling, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2005. He joined American Century Investments in 1999 and became a portfolio manager in 2002. He has a bachelor’s degree in accounting from Drexel University and an MBA from the Stern School of Business, New York University. He is a CFA charterholder.

Brent Puff
Mr. Puff, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2001 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in economics from Denison University and an MBA from the Kellogg School of Management at Northwestern University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.

Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee, as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank account information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

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Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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CDSC Waivers

Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner (see Redemptions under Additional Policies Affecting Your Investment).

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

15

Buying and Selling Shares through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or when shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,0001
Employer-sponsored retirement plans2	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

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Redemptions

Shares held for less than 60 days are subject to a redemption fee of 2.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices, page 19. However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century Investments is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

If you sell your C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Shares redeemed in this manner may be subject to a redemption fee if held less than a specified number of days (see Redemptions under Additional Policies Affecting Your Investment). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.

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Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within seven days.

We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See Redemptions under Additional Policies Affecting Your Investment.

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In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

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Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Classes, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Financial Highlights

Understanding the Financial Highlights

The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

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Global Growth Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012	$8.52	0.03	1.11	1.14	(0.03)	—	(0.03)	$9.63	13.37%	1.10%	0.28%	54%	$373,887
2011	$8.41	0.03	0.13	0.16	(0.05)	—	(0.05)	$8.52	1.82%	1.11%	0.28%	53%	$322,672
2010	$7.80	0.03	0.64	0.67	(0.06)	—	(0.06)	$8.41	8.61%	1.16%	0.33%	100%	$344,950
2009	$5.90	0.04	1.86	1.90	—(3)	—	—(3)	$7.80	32.24%	1.22%	0.62%	103%	$346,590
2008	$12.69	0.04	(4.75)	(4.71)	—	(2.08)	(2.08)	$5.90	(44.01)%	1.26%	0.40%	121%	$274,599
Institutional Class
2012	$8.60	0.05	1.13	1.18	(0.05)	—	(0.05)	$9.73	13.71%	0.90%	0.48%	54%	$47,203
2011	$8.49	0.04	0.13	0.17	(0.06)	—	(0.06)	$8.60	2.00%	0.91%	0.48%	53%	$35,991
2010	$7.90	0.04	0.64	0.68	(0.09)	—	(0.09)	$8.49	8.68%	0.96%	0.53%	100%	$45,459
2009	$5.97	0.05	1.89	1.94	(0.01)	—	(0.01)	$7.90	32.61%	1.02%	0.82%	103%	$44,752
2008	$12.79	0.07	(4.81)	(4.74)	—	(2.08)	(2.08)	$5.97	(43.88)%	1.05%	0.61%	121%	$28,477
A Class
2012	$8.39	—(3)	1.10	1.10	—(3)	—	—(3)	$9.49	13.16%	1.35%	0.03%	54%	$33,938
2011	$8.28	—(3)	0.13	0.13	(0.02)	—	(0.02)	$8.39	1.58%	1.36%	0.03%	53%	$26,908
2010	$7.67	0.01	0.62	0.63	(0.02)	—	(0.02)	$8.28	8.20%	1.41%	0.08%	100%	$33,641
2009	$5.81	0.02	1.84	1.86	—	—	—	$7.67	32.01%	1.47%	0.37%	103%	$34,744
2008	$12.56	0.01	(4.68)	(4.67)	—	(2.08)	(2.08)	$5.81	(44.17)%	1.51%	0.15%	121%	$22,447
C Class
2012	$7.87	(0.06)	1.03	0.97	—	—	—	$8.84	12.20%	2.10%	(0.72)%	54%	$4,098
2011	$7.81	(0.06)	0.12	0.06	—	—	—	$7.87	0.77%	2.11%	(0.72)%	53%	$3,557
2010	$7.27	(0.05)	0.59	0.54	—	—	—	$7.81	7.43%	2.16%	(0.67)%	100%	$4,579
2009	$5.54	(0.02)	1.75	1.73	—	—	—	$7.27	31.23%	2.22%	(0.38)%	103%	$3,535
2008	$12.16	(0.05)	(4.49)	(4.54)	—	(2.08)	(2.08)	$5.54	(44.64)%	2.26%	(0.60)%	121%	$2,382

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$8.39	(0.02)	1.10	1.08	—	—	—	$9.47	12.87%	1.60%	(0.22)%	54%	$1,587
2011	$8.29	(0.02)	0.12	0.10	—	—	—	$8.39	1.21%	1.61%	(0.22)%	53%	$636
2010	$7.67	(0.01)	0.63	0.62	—	—	—	$8.29	8.08%	1.66%	(0.17)%	100%	$490
2009	$5.82	—(3)	1.85	1.85	—	—	—	$7.67	31.79%	1.72%	0.12%	103%	$442
2008	$12.62	(0.01)	(4.71)	(4.72)	—	(2.08)	(2.08)	$5.82	(44.40)%	1.76%	(0.10)%	121%	$253

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Per-share amount was less than $0.005.

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
Global Growth Fund
Investor Class	102	Gl Grwth
Institutional Class	402	Gl Grwth
A Class	802	Gl Grwth
C Class	602	Gl Grwth
R Class	250	Gl Grwth

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-PRS-77288   1304

April 1, 2013

American Century Investments Prospectus

International Discovery Fund
Investor Class (TWEGX)
Institutional Class (TIDIX)
A Class (ACIDX)
C Class (TWECX)
R Class (TWERX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	23
Multiple Class Information	25
Financial Highlights	26

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.49%	1.29%	1.49%	1.49%	1.49%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.50%	1.30%	1.75%	2.50%	2.00%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$153	$475	$819	$1,789
Institutional Class	$133	$413	$714	$1,567
A Class	$743	$1,095	$1,470	$2,517
C Class	$254	$780	$1,331	$2,831
R Class	$203	$628	$1,079	$2,324

2

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

The fund’s assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk – The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns

Highest Performance Quarter (3Q 2009): 24.17% Lowest Performance Quarter (3Q 2008): -29.25%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 years	10 years
Investor Class Return Before Taxes	15.29%	-5.74%	10.91%
Return After Taxes on Distributions	15.44%	-5.78%	9.19%
Return After Taxes on Distributions and Sale of Fund Shares	10.09%	-4.72%	9.38%
Institutional Class Return Before Taxes	15.43%	-5.55%	11.12%
A Class1 Return Before Taxes	8.23%	-7.10%	9.97%
C Class Return Before Taxes	14.03%	-6.68%2	9.81%2
R Class Return Before Taxes	14.71%	-6.21%2	10.35%2
MSCI AC (All Country) World ex-US Mid Cap Growth Index (reflects no deduction for fees, expenses or taxes)	15.55%	-3.63%	10.13%

1	Prior to March 1, 2010, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.
2
Historical performance for C and R Classes prior to their inception is based on the performance of Investor Class shares. C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Mark S. Kopinski, Chief Investment Officer Global and Non-U.S. Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1997.

Brian Brady, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 1994.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers) by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

Unless otherwise specified below, the minimum initial investment amount to open an account is $10,000 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund’s assets will be invested primarily in equity securities of companies that are small- to medium-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into large-sized companies. In addition, if the portfolio managers determine that the availability of small- to medium-sized companies in which to invest is not adequate to meet the fund’s investment needs, the portfolio managers may invest in large-sized companies.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

6

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Investor Class	Institutional Class	A Class	C Class	R Class
International Discovery	1.49%	1.29%	1.49%	1.49%	1.49%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

8

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Mark S. Kopinski
Mr. Kopinski, Chief Investment Officer Global and Non-U.S. Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since rejoining American Century Investments in 1997 as a portfolio manager. He has a bachelor’s degree in business administration from Monmouth College and a master’s degree in Asian studies from the University of Illinois.

Brian Brady
Mr. Brady, Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 1994. He became a portfolio manager in 1998. He has a bachelor’s degree in finance from Georgetown University and an MBA from Columbia University Graduate School of Business.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

9

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.

Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

10

Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank account information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

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Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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CDSC Waivers

Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner (see Redemptions under Additional Policies Affecting Your Investment).

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

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Buying and Selling Shares through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or when shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $10,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$10,0001, 2
Employer-sponsored retirement plans3	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
2	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $10,000 in order to meet the fund’s minimum.
3	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

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Redemptions

Investor, Institutional and R Class shares held for less than 60 days are subject to a redemption fee of 2.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices, page 19.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

If you sell your C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Shares redeemed in this manner may be subject to a redemption fee, if held less than a specified number of days (see Redemptions under Additional Policies Affecting Your Investment). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.

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Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within seven days.

We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See Redemptions under Additional Policies Affecting Your Investment.

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In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

21

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

22

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

23

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

24

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

25

Financial Highlights

Understanding the Financial Highlights

The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

26

International Discovery Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012	$9.22	0.04	0.82	0.86	—(3)	—	—(3)	$10.08	9.23%	1.50%	0.42%	154%	$582,331
2011	$9.88	0.02	(0.68)	(0.66)	—	—	—	$9.22	(6.58)%	1.42%	0.14%	167%	$660,971
2010	$8.55	—(3)	1.35	1.35	(0.02)	—	(0.02)	$9.88	15.80%	1.43%	0.00%(4)	199%	$878,530
2009	$6.26	0.01	2.34	2.35	(0.06)	—	(0.06)	$8.55	38.06%	1.48%	0.13%	207%	$872,865
2008	$18.40	0.06	(8.09)	(8.03)	(0.06)	(4.05)	(4.11)	$6.26	(55.48)%	1.37%	0.51%	175%	$713,764
Institutional Class
2012	$9.34	0.05	0.83	0.88	(0.02)	—	(0.02)	$10.20	9.44%	1.30%	0.62%	154%	$48,794
2011	$9.99	0.03	(0.68)	(0.65)	—	—	—	$9.34	(6.41)%	1.22%	0.34%	167%	$97,063
2010	$8.66	0.02	1.36	1.38	(0.05)	—	(0.05)	$9.99	16.06%	1.23%	0.20%	199%	$97,167
2009	$6.34	0.02	2.37	2.39	(0.07)	—	(0.07)	$8.66	38.32%	1.28%	0.33%	207%	$79,830
2008	$18.59	0.08	(8.18)	(8.10)	(0.10)	(4.05)	(4.15)	$6.34	(55.37)%	1.17%	0.71%	175%	$55,091
A Class(5)
2012	$9.00	0.01	0.80	0.81	—	—	—	$9.81	8.88%	1.75%	0.17%	154%	$2,838
2011	$9.67	(0.02)	(0.65)	(0.67)	—	—	—	$9.00	(6.83)%	1.67%	(0.11)%	167%	$3,182
2010	$8.37	(0.02)	1.32	1.30	—	—	—	$9.67	15.53%	1.68%	(0.25)%	199%	$4,814
2009	$6.13	—(3)	2.29	2.29	(0.05)	—	(0.05)	$8.37	37.71%	1.73%	(0.12)%	207%	$6,342
2008	$18.08	0.06	(7.95)	(7.89)	(0.01)	(4.05)	(4.06)	$6.13	(55.56)%	1.63%	0.25%	175%	$10,622
C Class
2012	$9.08	(0.05)	0.80	0.75	—	—	—	$9.83	8.14%	2.50%	(0.58)%	154%	$93
2011	$9.82	(0.07)	(0.67)	(0.74)	—	—	—	$9.08	(7.43)%	2.42%	(0.86)%	167%	$87
2010(6)	$8.50	(0.05)	1.37	1.32	—	—	—	$9.82	15.53%	2.43%(7)	(0.77)%(7)	199%(8)	$77

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$9.15	—(3)	0.81	0.81	—	—	—	$9.96	8.73%	2.00%	(0.08)%	154%	$290
2011	$9.86	(0.04)	(0.67)	(0.71)	—	—	—	$9.15	(7.10)%	1.92%	(0.36)%	167%	$27
2010(6)	$8.50	(0.01)	1.37	1.36	—	—	—	$9.86	16.00%	1.93%(7)	(0.16)%(7)	199%(8)	$29

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Per-share amount was less than $0.005.
(4)	Ratio was less than 0.005%.
(5)	Prior to March 1, 2010, the A Class was referred to as the Advisor Class.
(6)	March 1, 2010 (commencement of sale) through November 30, 2010.
(7)	Annualized.
(8)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
International Discovery Fund
Investor Class	042	IntDisc
Institutional Class	342	IntDisc
A Class	742	IntDisc
C Class	1242	IntDisc
R Class	1042	IntDisc

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-PRS-77289   1304

April 1, 2013

American Century Investments Prospectus

International Growth Fund
Investor Class (TWIEX)
Institutional Class (TGRIX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	23
Multiple Class Information	25
Financial Highlights	26

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.28%	1.08%	1.28%	1.28%	1.28%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.29%	1.09%	1.54%	2.29%	1.79%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

2

	1 year	3 years	5 years	10 years
Investor Class	$132	$410	$708	$1,556
Institutional Class	$111	$347	$602	$1,329
A Class	$723	$1,034	$1,367	$2,303
C Class	$233	$716	$1,226	$2,621
R Class	$182	$564	$970	$2,103

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

• •	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 22.71% Lowest Performance Quarter (3Q 2008): -23.28%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	21.87%	-2.15%	7.97%	—	05/09/1991
Return After Taxes on Distributions	21.80%	-2.18%	7.85%	—	05/09/1991
Return After Taxes on Distributions and Sale of Fund Shares	14.86%	-1.66%	7.21%	—	05/09/1991
Institutional Class Return Before Taxes	22.15%	-1.94%	8.18%	—	11/20/1997
A Class1 Return Before Taxes	14.59%	-3.53%	7.07%	—	10/02/1996
C Class Return Before Taxes	20.70%	-3.12%	6.90%	—	06/04/2001
R Class Return Before Taxes	21.24%	-2.64%	—	6.92%	08/29/2003
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses or taxes)	17.32%	-3.69%	8.21%	—	—
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	16.86%	-3.09%	7.77%	—	—

1	Prior to December 3, 2007, this class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Alexander Tedder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2006.

Rajesh Gandhi, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers) by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund’s assets will be primarily invested in equity securities of companies located in at least three developed countries (excluding the United States).

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

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What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

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Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund and the NT International Growth fund, as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Investor Class	Institutional Class	A Class	C Class	R Class
International Growth	1.28%	1.08%	1.28%	1.28%	1.28%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

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The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Alexander Tedder
Mr. Tedder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2006 as a portfolio manager. He has an A/S in mathematics, history and economics from Winchester College in Winchester, United Kingdom and an MA in economics and business administration from the University of Freiburg in Freiburg, Switzerland.

Rajesh Gandhi
Mr. Gandhi, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2002 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in finance and real estate from the University of Wisconsin. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

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Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.

Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank account information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

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Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

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C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

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Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner (see Redemptions under Additional Policies Affecting Your Investment).

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

Buying and Selling Shares through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or when shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,0001
Employer-sponsored retirement plans2	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

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Redemptions

Shares held for less than 60 days are subject to a redemption fee of 2.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices, page 19. However, not all of the financial intermediaries who offer the fund are currently able to track and charge the redemption fee. American Century Investments is working with those providers to combat abusive trading and encouraging them to develop systems to track the redemption fee and otherwise employ tactics to combat abusive trading practices.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

If you sell your C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Shares redeemed in this manner may be subject to a redemption fee if held less than a specified number of days (see Redemptions under Additional Policies Affecting Your Investment). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.

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Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within seven days.

We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See Redemptions under Additional Policies Affecting Your Investment.

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In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

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Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Financial Highlights

Understanding the Financial Highlights

The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

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International Growth Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012	$9.90	0.15	1.33	1.48	(0.11)	—	(0.11)	$11.27	15.10%	1.29%	1.41%	106%	$1,268,251
2011	$10.30	0.10	(0.35)	(0.25)	(0.15)	—	(0.15)	$9.90	(2.57)%	1.32%	0.95%	125%	$1,189,245
2010	$9.75	0.09	0.61	0.70	(0.15)	—	(0.15)	$10.30	7.28%	1.35%	0.87%	130%	$1,320,906
2009	$7.15	0.09	2.64	2.73	(0.13)	—	(0.13)	$9.75	38.66%	1.38%	1.18%	151%	$1,279,615
2008	$14.87	0.14	(6.96)	(6.82)	(0.11)	(0.79)	(0.90)	$7.15	(48.67)%	1.31%	1.18%	144%	$1,018,753
Institutional Class
2012	$9.89	0.17	1.33	1.50	(0.15)	—	(0.15)	$11.24	15.28%	1.09%	1.61%	106%	$140,446
2011	$10.30	0.12	(0.33)	(0.21)	(0.20)	—	(0.20)	$9.89	(2.27)%	1.12%	1.15%	125%	$113,741
2010	$9.78	0.10	0.61	0.71	(0.19)	—	(0.19)	$10.30	7.38%	1.15%	1.07%	130%	$98,610
2009	$7.17	0.11	2.64	2.75	(0.14)	—	(0.14)	$9.78	38.96%	1.18%	1.38%	151%	$66,920
2008	$14.91	0.15	(6.96)	(6.81)	(0.14)	(0.79)	(0.93)	$7.17	(48.55)%	1.11%	1.38%	144%	$37,160
A Class(3)
2012	$9.92	0.12	1.35	1.47	(0.06)	—	(0.06)	$11.33	14.80%	1.54%	1.16%	106%	$198,434
2011	$10.29	0.08	(0.35)	(0.27)	(0.10)	—	(0.10)	$9.92	(2.76)%	1.57%	0.70%	125%	$172,901
2010	$9.72	0.06	0.61	0.67	(0.10)	—	(0.10)	$10.29	6.98%	1.60%	0.62%	130%	$183,990
2009	$7.13	0.07	2.63	2.70	(0.11)	—	(0.11)	$9.72	38.30%	1.63%	0.93%	151%	$177,804
2008	$14.82	0.11	(6.94)	(6.83)	(0.07)	(0.79)	(0.86)	$7.13	(48.79)%	1.56%	0.93%	144%	$140,798
C Class
2012	$9.77	0.04	1.33	1.37	—	—	—	$11.14	14.02%	2.29%	0.41%	106%	$2,497
2011	$10.13	—(4)	(0.36)	(0.36)	—	—	—	$9.77	(3.55)%	2.32%	(0.05)%	125%	$2,725
2010	$9.54	(0.01)	0.60	0.59	—	—	—	$10.13	6.18%	2.35%	(0.13)%	130%	$2,691
2009	$7.00	0.01	2.59	2.60	(0.06)	—	(0.06)	$9.54	37.29%	2.38%	0.18%	151%	$3,051
2008	$14.60	0.02	(6.83)	(6.81)	—	(0.79)	(0.79)	$7.00	(49.18)%	2.31%	0.18%	144%	$3,210

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$9.97	0.10	1.35	1.45	(0.01)	—	(0.01)	$11.41	14.56%	1.79%	0.91%	106%	$2,262
2011	$10.32	0.05	(0.36)	(0.31)	(0.04)	—	(0.04)	$9.97	(3.05)%	1.82%	0.45%	125%	$3,222
2010	$9.72	0.03	0.62	0.65	(0.05)	—	(0.05)	$10.32	6.75%	1.85%	0.37%	130%	$4,381
2009	$7.13	0.06	2.62	2.68	(0.09)	—	(0.09)	$9.72	37.97%	1.88%	0.68%	151%	$5,436
2008	$14.81	0.09	(6.96)	(6.87)	(0.02)	(0.79)	(0.81)	$7.13	(48.92)%	1.81%	0.68%	144%	$2,727

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.
(4)	Per-share amount was less than $0.005.

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
International Growth Fund
Investor Class	041	IntlGr
Institutional Class	341	IntlGr
A Class	741	IntlGr
C Class	441	IntlGr
R Class	214	IntlGr

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-PRS-77290   1304

April 1, 2013

American Century Investments Prospectus

International Opportunities Fund
Investor Class (AIOIX)
Institutional Class (ACIOX)
A Class (AIVOX)
C Class (AIOCX)
R Class (AIORX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	23
Multiple Class Information	25
Financial Highlights	26

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.86%	1.66%	1.86%	1.86%	1.86%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.87%	1.67%	2.12%	2.87%	2.37%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$190	$589	$1,012	$2,188
Institutional Class	$170	$527	$908	$1,974
A Class	$778	$1,202	$1,649	$2,882
C Class	$291	$890	$1,514	$3,188
R Class	$241	$741	$1,266	$2,702

2

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 127% of the average value of its portfolio.

Principal Investment Strategies

The fund’s assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

Principal Risks

•
Foreign Risk — The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk — Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

•
Currency Risk — Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk — Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks — Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk — If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility — The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 25.36% Lowest Performance Quarter (3Q 2008): -29.33%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	25.04%	-1.97%	15.22%	—	06/01/2001
Return After Taxes on Distributions	25.04%	-2.04%	13.27%	—	06/01/2001
Return After Taxes on Distributions and Sale of Fund Shares	16.28%	-1.63%	13.17%	—	06/01/2001
Institutional Class Return Before Taxes	25.17%	-1.78%	—	15.18%	01/09/2003
A Class Return Before Taxes	17.45%	-3.40%1	—	11.52%1	03/01/2010
C Class Return Before Taxes	23.79%	-2.92%1	—	11.26%1	03/01/2010
R Class Return Before Taxes	24.36%	-2.45%1	—	11.82%1	03/01/2010
MSCI AC (All Country) World ex-US Small Cap Growth Index (reflects no deduction for fees, expenses or taxes)	16.87%	-1.36%	12.14%	—	—

1
Historical performance for A, C and R Classes prior to their inception is based on the performance of Investor Class shares. A, C and R Class performance has been adjusted to reflect differences in sales charges, if applicable, and expenses between classes.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Mark S. Kopinski, Chief Investment Officer Global and Non-U.S. Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008.

Trevor Gurwich, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2005, after previously being on the team from 2001 to 2002.

Indraneel Das, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in May 2007 as an investment analyst.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers) by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

Unless otherwise specified below, the minimum initial investment amount to open an account is $10,000 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund’s assets will be invested primarily in equity securities of companies that are small-sized at the time of purchase and are located in foreign developed countries or emerging market countries. If the companies in which the fund invests are successful, these companies may grow into medium- and large-sized companies. In addition, if the portfolio managers determine that the availability of small-sized companies in which to invest is not adequate to meet the fund’s investment needs, the portfolio managers may invest in medium- and large-sized companies.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

When determining the size of a company, the portfolio managers will consider, among other factors, the capitalization of the company and the amount of revenues, as well as other information they obtain about the company.

6

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Investor Class	Institutional Class	A Class	C Class	R Class
International Opportunities	1.86%	1.66%	1.86%	1.86%	1.86%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

8

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Mark S. Kopinski
Mr. Kopinski, Chief Investment Officer Global and Non-U.S. Equity, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2008. He rejoined American Century Investments in 1997 as a portfolio manager. He has a bachelor’s degree in business administration from Monmouth College and a master’s degree in Asian studies from the University of Illinois.

Trevor Gurwich
Mr. Gurwich, Vice President and Portfolio Manager, rejoined the team that manages the fund in 2005. He previously was a member of the team from 2001 until 2002. He joined American Century Investments in 1998 and became a portfolio manager in 2001. He has a bachelor’s degree in international relations from the University of Pennsylvania, a bachelor’s degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance and investment management from Columbia University.

Indraneel Das
Mr. Das, Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in May 2007 as an investment analyst. He became a portfolio manager in 2011. From August 2005 to May 2007, he attended Columbia Business School, where he earned an MBA in finance. He has a bachelor of arts in mathematics from Hamilton College and a Ph.D. in computational and applied mathematics from Rice University.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

9

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.

Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Investments Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank account information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.
•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

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Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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CDSC Waivers

Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner (see Redemptions under Additional Policies Affecting Your Investment).

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

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Buying and Selling Shares through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or when shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $10,000. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$10,0001, 2
Employer-sponsored retirement plans3	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
2	To establish a CESA, you must exchange from another American Century Investments CESA or roll over a minimum of $10,000 in order to meet the fund’s minimum.
3	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

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Redemptions

Investor, Institutional and R Class shares held for less than 60 days are subject to a redemption fee of 2.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices, page 19.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

If you sell your C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Shares redeemed in this manner may be subject to a redemption fee, if held less than a specified number of days (see Redemptions under Additional Policies Affecting Your Investment). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.

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Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within seven days.

We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

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As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See Redemptions under Additional Policies Affecting Your Investment.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

20

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

21

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

22

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

23

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

24

Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other class. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

25

Financial Highlights

Understanding the Financial Highlights

The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years (or a shorter period if the share class is not five years old).

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

26

International Opportunities Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012	$5.98	—(3)	1.16	1.16	—	—	—	$7.14	19.40%	1.87%	(0.04)%	127%	$99,445
2011	$6.29	(0.01)	(0.27)	(0.28)	(0.03)	—	(0.03)	$5.98	(4.57)%	1.83%	(0.17)%	146%	$89,708
2010	$5.49	(0.03)	0.94	0.91	(0.11)	—	(0.11)	$6.29	16.72%	1.89%	(0.52)%	209%	$102,739
2009	$3.70	(0.02)	1.81	1.79	—	—	—	$5.49	48.38%	1.95%	(0.52)%	244%	$92,968
2008	$11.37	0.05	(5.06)	(5.01)	(0.05)	(2.61)	(2.66)	$3.70	(56.46)%	1.87%	0.72%	206%	$65,541
Institutional Class
2012	$6.03	0.01	1.17	1.18	—	—	—	$7.21	19.57%	1.67%	0.16%	127%	$45
2011	$6.34	—(3)	(0.27)	(0.27)	(0.04)	—	(0.04)	$6.03	(4.35)%	1.63%	0.03%	146%	$37
2010	$5.54	(0.02)	0.95	0.93	(0.13)	—	(0.13)	$6.34	17.04%	1.69%	(0.32)%	209%	$39
2009	$3.72	(0.04)	1.86	1.82	—	—	—	$5.54	48.92%	1.75%	(0.32)%	244%	$33
2008	$11.44	0.07	(5.10)	(5.03)	(0.08)	(2.61)	(2.69)	$3.72	(56.44)%	1.67%	0.92%	206%	$1,245
A Class
2012	$5.98	(0.04)	1.18	1.14	—	—	—	$7.12	19.06%	2.12%	(0.29)%	127%	$1,931
2011	$6.29	(0.04)	(0.26)	(0.30)	(0.01)	—	(0.01)	$5.98	(4.81)%	2.10%	(0.44)%	146%	$5,147
2010(4)	$5.51	(0.02)	0.84	0.82	(0.04)	—	(0.04)	$6.29	14.87%	2.14%(5)	(0.45)%(5)	209%(6)	$92
C Class
2012	$5.95	(0.06)	1.15	1.09	—	—	—	$7.04	18.15%	2.87%	(1.04)%	127%	$123
2011	$6.30	(0.06)	(0.29)	(0.35)	—	—	—	$5.95	(5.56)%	2.83%	(1.17)%	146%	$103
2010(4)	$5.51	(0.05)	0.84	0.79	—	—	—	$6.30	14.34%	2.89%(5)	(1.19)%(5)	209%(6)	$44

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
R Class
2012	$5.98	(0.03)	1.15	1.12	—	—	—	$7.10	18.73%	2.37%	(0.54)%	127%	$109
2011	$6.30	(0.04)	(0.28)	(0.32)	—	—	—	$5.98	(5.08)%	2.33%	(0.67)%	146%	$61
2010(4)	$5.51	(0.03)	0.84	0.81	(0.02)	—	(0.02)	$6.30	14.77%	2.39%(5)	(0.69)%(5)	209%(6)	$51

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)	Per-share amount was less than $0.005.
(4)	March 1, 2010 (commencement of sale) through November 30, 2010.
(5)	Annualized.
(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended November 30, 2010.

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
International Opportunities Fund
Investor Class	040	IntlOppt
Institutional Class	340	IntlOppt
A Class	1340	IntlOppt
C Class	1240	IntlOppt
R Class	1040	IntlOppt

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-PRS-77292   1304

April 1, 2013

American Century Investments
Prospectus

International Value Fund
Investor Class (ACEVX)
Institutional Class (ACVUX)
A Class (MEQAX)
C Class (ACCOX)
R Class (ACVRX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Objectives, Strategies and Risks	6
Management	8
Investing Directly with American Century Investments	10
Investing Through a Financial Intermediary	12
Additional Policies Affecting Your Investment	17
Share Price and Distributions	21
Taxes	23
Multiple Class Information	25
Financial Highlights	26

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks long-term capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 13 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original offering price or redemption proceeds when redeemed within one year of purchase)	None	None	None	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None
Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged for shares held less than 60 days)	2.00%	2.00%	None	None	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	C	R
Management Fee	1.30%	1.10%	1.30%	1.30%	1.30%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.31%	1.11%	1.56%	2.31%	1.81%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$134	$416	$719	$1,578
Institutional Class	$113	$353	$612	$1,351
A Class	$725	$1,040	$1,377	$2,323
C Class	$235	$723	$1,236	$2,641
R Class	$184	$570	$981	$2,124

2

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 125% of the average value of its portfolio.

Principal Investment Strategies

In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund’s net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE® Value Index.

The MSCI EAFE Value Index is a market capitalization-weighted index that monitors the performance of value stocks from Europe, Australasia, and the Far East.

The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market.

The portfolio managers also intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks of an international portfolio.

The portfolio managers generally sell a stock when they believe it has become less attractive relative to other opportunities, its risk characteristics outweigh its return opportunity or specific events alter its prospects.

Principal Risks

•
Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Benchmark Correlation – The fund’s performance will be tied to the performance of its benchmark, the MSCI EAFE Value Index. If the fund’s benchmark goes down, it is likely that the fund’s performance will go down.

•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•
Style Risk – If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund’s shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

•
Quantitative Risk – Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for A Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Calendar Year Total Returns
Highest Performance Quarter (2Q 2009): 24.34% Lowest Performance Quarter (4Q 2008): -21.50%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 Year	5 Years	10 Years1	Since Inception	Inception Date
A Class Return Before Taxes	11.29%	-5.15%	7.51%	—	03/31/1997
Return After Taxes on Distributions	11.32%	-5.19%	6.77%	—	03/31/1997
Return After Taxes on Distributions and Sale of Fund Shares	7.93%	-4.08%	6.87%	—	03/31/1997
Investor Class Return Before Taxes	18.37%	-3.78%	—	1.76%	04/03/2006
Institutional Class Return Before Taxes	18.81%	-3.58%	—	1.96%	04/03/2006
C Class Return Before Taxes	17.32%	-4.74%	—	0.75%	04/03/2006
R Class Return Before Taxes	17.94%	-4.26%	—	1.25%	04/03/2006
MSCI EAFE Value Index (reflects no deduction for fees, expenses or taxes)	17.69%	-4.34%	8.57%	—	—

1
International Value acquired all the net assets of the Mason Street International Equity Fund on March 31, 2006, pursuant to a plan of reorganization approved by the acquired fund’s shareholders on March 15, 2006. Performance information prior to April 1, 2006 is that of the Mason Street International Equity Fund.

The after-tax returns are shown only for A Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Armando Lacayo, Portfolio Manager, has been a member of the team that manages the fund since 2011.

Elizabeth Xie, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2011.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our website at americancentury.com, in person (at one of our Investor Centers) by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased and redemption proceeds received by electronic bank transfer, by check or by wire.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks long-term capital growth.

What are the fund’s principal investment strategies?

In selecting stocks for the fund, the portfolio managers will normally invest at least 80% of the value of the fund’s net assets (plus any borrowings for investment purposes) in equity securities and at least 65% of net assets in securities of issuers from a minimum of three countries outside the United States that have characteristics similar to those of the companies that comprise the MSCI EAFE Value Index. The managers use quantitative models in a two-step process to construct the portfolio of stocks for the fund. First, the managers rank stocks from most attractive to least attractive based on each stock’s score from a proprietary expected returns model. Securities are then ranked using a quantitative model that combines measures that the advisor believes are predictive of an individual stock’s performance. These measures include, among others, fundamental financial ratios, like free cash flow to firm, and technical indicators, like price momentum.

In the second step, the expected returns model is imported into an optimization process that balances active return and risk versus the MSCI EAFE Value index. This index is based on rules that identify companies that are undervalued by the market. Generally, companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because it has been overlooked by the market. In portfolio optimization, the managers use a risk model to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than its benchmark without taking on significant risk.

The fund invests primarily in securities issued by companies located in developed countries.

Currently, the fund considers developed countries to include Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

In addition, the portfolio managers intend to spread the fund’s holdings across different countries and geographic regions in an effort to manage the risks.

The portfolio managers generally sell stocks from the fund’s portfolio when they believe:

•	a stock becomes less attractive relative to other stock opportunities;
•	a stock’s risk characteristics outweigh its return opportunity; or
•	specific events alter a stock’s prospects.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they will invest at least 80% of the fund’s assets in equity securities regardless of the movement of stock prices generally. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. When the managers believe it is prudent, the fund may invest a portion of its assets in forward currency exchange contracts and debt securities.

Equity securities include common stock, preferred stock, and equity equivalent securities, such as convertible securities, stock futures contracts or stock index futures contracts.

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The fund’s investments in equity securities may include common stocks, preferred stocks, warrants, and securities convertible into common or preferred stocks. To a lesser degree, the fund may invest in other types of securities and use other investment strategies that may include debt securities, index/structured securities, high-yield/high-risk bonds, options, futures, forwards, swaps and other types of derivatives and exchange traded funds, and securities purchased on a when-issued, delayed delivery or forward commitment basis. Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

The fund may also invest in small-capitalization equity securities and emerging market securities.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; natural disasters; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Because of these risks, securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar. Changes in exchange rates may increase losses and lower gains from the fund’s investments.

The fund’s performance will be tied to the performance of its benchmark, the MSCI EAFE® Value Index. If the fund’s benchmark experiences a significant decline, it is likely that the fund’s performance will also be negative.

Market performance tends to be cyclical, and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the value style used by the fund and/or the stocks contained in the fund’s benchmark, the fund’s gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Stocks selected by the portfolio managers using quantitative models may perform differently than expected due to the portfolio managers’ judgments regarding the factors used in the models, the weight placed on each factor, changes from the factors’ historical trends, and technical issues with the construction and implementation of the models (including, for example, data problems and/or software or other implementation issues). There is no guarantee that the use of the quantitative model will result in effective investment decisions for the fund. Additionally, the commonality of portfolio holdings across quantitative investment managers may amplify losses.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have more limited resources, trade less frequently and have less publicly available information. They also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The value of the fund’s shares may fluctuate significantly in the short term.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, the fund’s strategy assets currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Investor Class	Institutional Class	A Class	C Class	R Class
International Value	1.30%	1.10%	1.30%	1.30%	1.30%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

8

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for the fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Armando Lacayo
Mr. Lacayo, Portfolio Manager, has been a member of the team that manages the fund since 2011. He joined American Century Investments in 2009 as a senior quantitative analyst and became a portfolio manager in 2010. From 2005 to 2009, he was the director of quantitative analysis for Munder Capital Management. He has a bachelor’s degree in mathematics from American University and an MBA from MIT Sloan School of Management.

Elizabeth Xie, Ph.D.
Dr. Xie, Portfolio Manager, has been a member of the team that manages the fund since 2011. She joined American Century Investments as a quantitative analyst in 2007 and became a portfolio manager in 2010. From 2005 to 2007, she was a consultant for ERS Group. She has both a bachelor’s and master’s degree in economics from Beijing University, and a Ph.D. in economics and a Master of Legal Studies from Stanford University. She is a CFA charterholder.

The SAI provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

9

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you have questions about the services that apply to your account type, please call us.

Generally, once your account is established, any registered owner (including those on jointly owned accounts) or any trustee (including those on trust accounts with multiple trustees), or any authorized signer on business accounts with multiple authorized signers, may transact business by any of the methods described below. American Century reserves the right to require all owners or trustees or authorized signers to act together, at our discretion.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employer-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee as soon as administratively possible. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

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Ways to Manage Your Account

ONLINE

americancentury.com
Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Exchange shares from another American Century Investments account with an identical registration.
Make additional investments: Make an additional investment into an established American Century Investments account. If we do not have your bank account information, you can add it.
Sell shares*: Redeem shares and choose whether the proceeds are electronically transferred to your authorized bank account or sent by check to your address of record.
* Online redemptions up to $25,000 per day per account.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021
Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533
Automated Information Line: 1-800-345-8765
Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account with an identical registration.
Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.
Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.
Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 1-888-327-1998
Open an account: Send a signed, completed application and check or money order payable to American Century Investments.
Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another with an identical registration.
Make additional investments: Send your check or money order for at least $50 with an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.
Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.
Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another with an identical registration.
Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.
Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

11

Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of the fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase. Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor). See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

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Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the website. From the description of A or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

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Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares may be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Certain group employer-sponsored retirement plans, where plan level or omnibus accounts are held with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers. For purposes of this waiver, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor’s relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the fund’s distributor to recoup all or a portion of the up-front payment made to your financial professional. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

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CDSC Waivers

Any applicable CDSC for A or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually 12% of the lesser of the original purchase cost or current market value
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption, dividend payment or capital gains distribution of any A or B Class shares, you may reinvest all or a portion of the proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You may use the privilege only once per account. This privilege may only be invoked by the original account owner to reinvest shares in an account with the same registration as the account from which the redemption or distribution originated. This privilege does not apply to systematic or automatic transactions, including, for example, automatic purchases, withdrawals and payroll deductions. If you wish to use this reinvestment privilege, you or your financial professional must provide written notice to American Century Investments.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Some shares are subject to a redemption fee if they are exchanged in this manner (see Redemptions under Additional Policies Affecting Your Investment).

Moving Between Share Classes and Accounts

You may move your investment between share classes (within the same fund or between different funds) in certain circumstances deemed appropriate by American Century Investments. You also may move investments held in certain accounts to a different type of account if you meet certain criteria. Please contact your financial professional for more information about moving between share classes or account types.

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Buying and Selling Shares through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the fund’s annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The fund has authorized certain financial intermediaries to accept orders on the fund’s behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the fund’s behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

Employer-Sponsored Retirement Plans

Certain employer-sponsored retirement plans are eligible to purchase Investor, Institutional, A, C and R Class shares at net asset value with no dealer commission paid to the financial professional. Class A and C shares are purchased with no dealer concession or CDSC in group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or when shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by plan recordkeepers. For more information regarding employer-sponsored retirement plan types, please refer to Buying and Selling Fund Shares in the statement of additional information. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

See Additional Policies Affecting Your Investment for more information about investing with us.

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Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The fund’s Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

The fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account (CESA)	$2,0001
Employer-sponsored retirement plans2	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.
2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the fund’s minimum investment requirements.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares. American Century Investments may permit an intermediary to waive the initial minimum per shareholder as provided in Buying and Selling Fund Shares in the statement of additional information.

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Redemptions

Shares held for less than 60 days are subject to a redemption fee of 2.00%. The redemption fee will be retained by the fund to help cover transaction costs that long-term investors may bear when the fund sells securities to meet investor redemptions. This fee is intended to help prevent abusive trading practices, such as excessive short-term trading. See Abusive Trading Practices, page 19.

The redemption fee does not apply to shares purchased through reinvested distributions (dividends and capital gains). The fund may not charge the redemption fee in certain situations deemed appropriate by American Century Investments.

If you sell your C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within seven days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a seven-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Shares redeemed in this manner may be subject to a redemption fee if held less than a specified number of days (see Redemptions under Additional Policies Affecting Your Investment). Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. You also may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20 percentage points higher than the Institutional Class.

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Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within seven days.

We reserve the right to require a signature guarantee for other transactions, or we may employ other security measures, such as signature comparison, at our discretion.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. The fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

As a heightened measure for the fund, the board has approved the imposition of a redemption fee for shares held less than a specified number of days. See Redemptions under Additional Policies Affecting Your Investment.

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In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

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Multiple Class Information

The fund offers multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of the fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; and (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the fund to pay annual fees of 0.25% for A Class, 1.00% for C Class, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the fund, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the fund’s distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the fund out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the fund, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the fund to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the fund, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the fund and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the fund by educating them about the fund and helping defray the costs associated with offering the fund. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the fund. As a result, the total expense ratio of the fund will not be affected by any such payments.

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Financial Highlights

Understanding the Financial Highlights

The table on the next few pages itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

26

International Value Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2012	$6.84	0.20	0.49	0.69	(0.13)	—	(0.13)	$7.40	10.25%	1.31%	1.31%	2.95%	2.95%	125%	$10,423
2011	$6.91	0.14	(0.09)	0.05	(0.12)	—	(0.12)	$6.84	0.57%	1.31%	1.31%	1.85%	1.85%	30%	$9,391
2010	$7.33	0.11	(0.24)	(0.13)	(0.29)	—	(0.29)	$6.91	(1.82)%	1.32%	1.32%	1.66%	1.66%	26%	$7,272
2009	$5.47	0.11	1.88	1.99	(0.13)	—	(0.13)	$7.33	36.98%	1.31%	1.31%	2.34%	2.34%	16%	$7,062
2008	$11.48	0.19	(5.18)	(4.99)	(0.24)	(0.78)	(1.02)	$5.47	(47.43)%	1.31%	1.31%	2.20%	2.20%	4%	$2,512
Institutional Class
2012	$6.84	0.23	0.47	0.70	(0.15)	—	(0.15)	$7.39	10.33%	1.11%	1.11%	3.15%	3.15%	125%	$235
2011	$6.90	0.15	(0.07)	0.08	(0.14)	—	(0.14)	$6.84	0.92%	1.11%	1.11%	2.05%	2.05%	30%	$244
2010	$7.34	0.13	(0.25)	(0.12)	(0.32)	—	(0.32)	$6.90	(1.69)%	1.12%	1.12%	1.86%	1.86%	26%	$1,456
2009	$5.48	0.18	1.82	2.00	(0.14)	—	(0.14)	$7.34	37.18%	1.11%	1.11%	2.54%	2.54%	16%	$1,627
2008	$11.50	0.21	(5.19)	(4.98)	(0.26)	(0.78)	(1.04)	$5.48	(47.32)%	1.11%	1.11%	2.40%	2.40%	4%	$23,847
A Class
2012	$6.87	0.19	0.48	0.67	(0.11)	—	(0.11)	$7.43	9.91%	1.56%	1.56%	2.70%	2.70%	125%	$14,155
2011	$6.93	0.12	(0.08)	0.04	(0.10)	—	(0.10)	$6.87	0.45%	1.56%	1.56%	1.60%	1.60%	30%	$13,981
2010	$7.33	0.10	(0.24)	(0.14)	(0.26)	—	(0.26)	$6.93	(2.04)%	1.57%	1.57%	1.41%	1.41%	26%	$15,783
2009	$5.48	0.10	1.86	1.96	(0.11)	—	(0.11)	$7.33	36.40%	1.56%	1.56%	2.09%	2.09%	16%	$18,644
2008	$11.49	0.18	(5.20)	(5.02)	(0.21)	(0.78)	(0.99)	$5.48	(47.53)%	1.51%	1.56%	2.00%	1.95%	4%	$15,015

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
C Class
2012	$6.84	0.13	0.49	0.62	(0.06)	—	(0.06)	$7.40	9.10%	2.31%	2.31%	1.95%	1.95%	125%	$1,412
2011	$6.90	0.06	(0.08)	(0.02)	(0.04)	—	(0.04)	$6.84	(0.31)%	2.31%	2.31%	0.85%	0.85%	30%	$1,137
2010	$7.25	0.05	(0.25)	(0.20)	(0.15)	—	(0.15)	$6.90	(2.85)%	2.32%	2.32%	0.66%	0.66%	26%	$1,039
2009	$5.42	0.05	1.85	1.90	(0.07)	—	(0.07)	$7.25	35.44%	2.31%	2.31%	1.34%	1.34%	16%	$869
2008	$11.37	0.12	(5.17)	(5.05)	(0.12)	(0.78)	(0.90)	$5.42	(47.93)%	2.31%	2.31%	1.20%	1.20%	4%	$337
R Class
2012	$6.84	0.17	0.49	0.66	(0.10)	—	(0.10)	$7.40	9.67%	1.81%	1.81%	2.45%	2.45%	125%	$283
2011	$6.90	0.10	(0.08)	0.02	(0.08)	—	(0.08)	$6.84	0.20%	1.81%	1.81%	1.35%	1.35%	30%	$234
2010	$7.28	0.09	(0.25)	(0.16)	(0.22)	—	(0.22)	$6.90	(2.27)%	1.82%	1.82%	1.16%	1.16%	26%	$273
2009	$5.45	0.09	1.84	1.93	(0.10)	—	(0.10)	$7.28	35.90%	1.81%	1.81%	1.84%	1.84%	16%	$123
2008	$11.42	0.13	(5.14)	(5.01)	(0.18)	(0.78)	(0.96)	$5.45	(47.61)%	1.81%	1.81%	1.70%	1.70%	4%	$78

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

Notes

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
International Value
Investor Class	994	IntlVal
Institutional Class	394	IntlVal
A Class	194	IntlVal
C Class	494	IntlVal
R Class	294	IntlVal

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-PRS-77293   1304

April 1, 2013

American Century Investments Prospectus

NT Emerging Markets Fund
Institutional Class (ACLKX)

The fund is available for purchase only by certain funds
of funds advised by American Century Investments.
The fund is closed to other investors.

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Objectives, Strategies and Risks	6
Management	8
Investing with American Century Investments	10
Share Price and Distributions	12
Taxes	14
Financial Highlights	16

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fee	1.54%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.55%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$158	$490	$845	$1,844

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 101% of the average value of its portfolio.

Principal Investment Strategies

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries. The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolios will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

2

Principal Risks

•
Foreign Risk – The fund invests in foreign securities, which are generally riskier than U.S. securities. As a result, the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Small-Cap Stock Risk – Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Market Risk – The value of a fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of a fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

3

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 31.74% Lowest Performance Quarter (3Q 2008): -32.19%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 year	Since Inception	Inception Date
Institutional Class Return Before Taxes	24.40%	-4.69%	4.03%	05/12/2006
Return After Taxes on Distributions	24.62%	-4.83%	3.38%	05/12/2006
Return After Taxes on Distributions and Sale of Fund Shares	16.10%	-3.95%	3.34%	05/12/2006
MSCI Emerging Markets Growth Index (reflects no deduction for fees, expenses or taxes, other than foreign withholding tax)	20.56%	-1.95%	4.92%	04/30/2006

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Patricia Ribeiro, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2006.

Anthony Han, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2009.

Purchase and Sale of Fund Shares

The fund is available for purchase only by certain funds of funds advised by American Century Investments. The fund does not have a minimum purchase amount.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund will invest at least 80% of its assets in equity securities of companies located in emerging market countries. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders.

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings, revenue and/or cash flow growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

6

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investing in securities of smaller foreign companies generally presents unique risks in addition to the typical risks of investing in foreign securities. Smaller companies may have limited financial resources, product lines, markets and have less publicly available information. In addition, securities of smaller companies may trade less frequently and in more limited volumes than securities of larger companies, which could lead to higher transaction costs. Smaller companies also may be more sensitive to changing economic conditions. These factors may cause investments in smaller foreign companies to experience more price volatility.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management teams play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund and the Emerging Markets fund, as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Institutional Class
NT Emerging Markets	1.54%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

8

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below:

Patricia Ribeiro
Ms. Ribeiro, Vice President and Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2006 as a portfolio manager. She has a bachelor’s degree in accounting from Rutgers University.

Anthony Han
Mr. Han, Portfolio Manager, has been a member of the team that manages the fund since 2009. He joined American Century Investments in 2005 as a Senior Investment Analyst and became a portfolio manager in 2009. He has a bachelor’s degree in agricultural science from the University of Adelaide, Australia and an MBA from Salem State College, Salem, Massachusetts. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, their structure of compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

9

Investing with American Century Investments

Purchase of Fund Shares

The fund is available for purchase only by certain funds of funds advised by American Century Investments. Transactions involving fund shares are effected using systems and procedures internal to American Century Investments. The fund does not have a minimum purchase amount.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

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Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

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Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

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Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

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Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

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Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

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Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

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NT Emerging Markets Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012	$8.94	0.05	1.07	1.12	(0.01)	—	(0.01)	$10.05	12.51%	1.54%	0.50%	101%	$169,277
2011	$10.24	0.04	(1.34)	(1.30)	—	—	—	$8.94	(12.70)%	1.52%	0.37%	87%	$119,682
2010	$8.86	0.02	1.37	1.39	(0.01)	—	(0.01)	$10.24	15.73%	1.52%	0.19%	94%	$91,110
2009	$5.12	0.02	3.74	3.76	(0.02)	—	(0.02)	$8.86	73.87%	1.57%	0.36%	158%	$60,311
2008	$16.19	0.11	(8.52)	(8.41)	(0.20)	(2.46)	(2.66)	$5.12	(61.75)%	1.52%	1.17%	157%	$20,715

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the address or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
NT Emerging Markets Fund
Institutional Class	451	NTEmgMkt

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

Investment Company Act File No. 811-06247
CL-PRS-77287   1304

April 1, 2013

American Century Investments Prospectus

NT International Growth Fund
Institutional Class (ACLNX)

The fund is available for purchase only by certain funds
of funds advised by American Century Investments.
The fund is closed to other investors.

The Securities and Exchange Commission has
not approved or disapproved these securities or
passed upon the adequacy of this prospectus. Any
representation to the contrary is a criminal offense.

Fund Summary	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	2
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Objectives, Strategies and Risks	6
Management	8
Investing with American Century Investments	10
Share Price and Distributions	12
Taxes	14
Financial Highlights	16

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary

Investment Objective

The fund seeks capital growth.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fee	1.08%
Distribution and Service (12b-1) Fees	None
Other Expenses	0.01%
Total Annual Fund Operating Expenses	1.09%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Institutional Class	$111	$347	$602	$1,329

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies

The fund invests primarily in securities of companies located in at least three developed countries world-wide (excluding the United States). The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of companies that meet their investment criteria. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace.

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry.

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Principal Risks

•
Foreign Risk – The fund invests primarily in foreign securities, which are generally riskier than U.S. securities. As a result the fund is subject to foreign risk, meaning that political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters occurring in a country where the fund invests could cause the fund’s investments in that country to experience gains or losses. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

•
Currency Risk – Because the fund generally invests in securities denominated in foreign currencies, the fund is subject to currency risk, meaning that the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

•
Emerging Market Risk – Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

•	Growth Stocks – Investments in growth stocks may involve special risks and their prices may fluctuate more dramatically than the overall stock market.
•
Style Risk – If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

•	Tobacco Exclusion – The fund’s prohibition on tobacco-related investments may cause it to forego profitable investment opportunities.
•	Market Risk – The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Price Volatility – The value of the fund’s shares may fluctuate significantly in the short term.
•	Principal Loss – At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

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Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Institutional Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, please visit americancentury.com.

Calendar Year Total Returns

Highest Performance Quarter (2Q 2009): 22.72% Lowest Performance Quarter (3Q 2008): -23.04%

Average Annual Total Returns
For the calendar year ended December 31, 2012	1 year	5 years	Since Inception	Inception Date
Institutional Class Return Before Taxes	22.35%	-2.24%	1.74%	05/12/2006
Return After Taxes on Distributions	22.31%	-2.32%	1.60%	05/12/2006
Return After Taxes on Distributions and Sale of Fund Shares	15.11%	-1.82%	1.56%	05/12/2006
MSCI EAFE (Europe, Australasia, Far East) Index (reflects no deduction for fees, expenses or taxes)	17.32%	-3.69%	0.23%	04/30/2006
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes)	16.86%	-3.09%	0.99%	04/30/2006

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

4

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Alexander Tedder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2006.

Rajesh Gandhi, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2002.

Purchase and Sale of Fund Shares

The fund is available for purchase only by certain funds of funds advised by American Century Investments. The fund does not have a minimum purchase amount.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

5

Objectives, Strategies and Risks

What is the fund’s investment objective?

The fund seeks capital growth.

What are the fund’s principal investment strategies?

The fund’s assets will be primarily invested in equity securities of companies located in at least three developed countries (excluding the United States).

Equity securities include common stock, preferred stock, and equity-equivalent securities, such as securities convertible into common stock, stock futures contracts or stock index futures contracts.

The portfolio managers look for stocks of companies they believe will increase in value over time, using an investment strategy developed by American Century Investments. In implementing this strategy, the portfolio managers use a bottom-up approach to stock selection. This means that the managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow.

Using a variety of analytical research tools, the portfolio managers track financial information for individual companies to identify and evaluate trends in earnings, revenues and other business fundamentals. Under normal market conditions, the fund’s portfolio will primarily consist of securities of companies whose earnings or revenues are not only growing, but growing at an accelerating pace. This includes companies whose growth rates, although still negative, are less negative than prior periods, and companies whose growth rates are expected to accelerate. Other analytical techniques help identify additional signs of business improvement, such as increasing cash flows, or other indications of the relative strength of a company’s business. These techniques help the portfolio managers buy or hold the stocks of companies they believe have favorable growth prospects and sell the stocks of companies whose characteristics no longer meet their criteria.

In addition to locating strong companies with earnings and revenue growth, the portfolio managers believe that it is important to diversify the fund’s holdings across different countries and geographical regions in an effort to manage the risks of an international portfolio. For this reason, the portfolio managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations and tax considerations when making investments.

The portfolio managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. However, the fund can purchase other types of securities as well, such as forward currency exchange contracts, notes, bonds and other debt securities of companies, and obligations of domestic or foreign governments and their agencies.

Futures contracts, a type of derivative security, can help the fund’s cash assets remain liquid while performing more like stocks. The fund has a policy governing futures contracts and similar derivative securities to help manage the risk of these types of investments. A complete description of the derivatives policy is included in the statement of additional information.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities, denominated in U.S. dollars or another currency. To the extent the fund assumes a defensive position, however, it will not be pursuing its objective of capital growth.

In determining where a company is located, the portfolio managers will consider various factors, including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized. The weight given to each of these factors will vary depending on the circumstances in a given case.

6

The fund is not permitted to invest in securities issued by companies assigned the Global Industry Classification Standard (GICS) for the tobacco industry. If the issuer of a security purchased by the fund is subsequently found to be classified in the tobacco industry (due to acquisition, merger or otherwise), the fund will sell the security as soon as reasonably possible.

The fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

A description of the policies and procedures with respect to the disclosure of the fund’s portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the fund?

Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. securities. These risks include increased exposure to political, social and economic events in world markets; limited availability of public information about a company; less-developed trading markets and regulatory practices; and a lack of uniform financial reporting practices compared to those that apply in the United States. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

In addition, investments in foreign countries are subject to currency risk, meaning that because the fund’s investments are generally denominated in foreign currencies, the fund could experience gains or losses based solely on changes in the exchange rate between foreign currencies and the U.S. dollar.

Investing in securities of companies located in emerging market countries generally is also riskier than investing in securities of companies located in foreign developed countries.

The fund considers a security to be an emerging markets security if its issuer is located outside the following list of developed countries: Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio manager’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the price of the company’s stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Market performance tends to be cyclical, and, in various cycles, certain investment styles may fall in and out of favor. If at any time the market is not favoring the fund’s growth investment style, the fund’s gains may not be as big as, or its losses may be bigger than, those of other equity funds using different investment styles.

The fund is not permitted to invest in certain tobacco-related securities. As a result, the fund may forego a profitable investment opportunity or sell a security when it may be disadvantageous to do so.

The value of the fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The portfolio managers may buy a large amount of a company’s stock quickly, and may dispose of it quickly if the company’s earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

The fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

7

Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the fund pursuant to the management agreement. In performing their duties, Board members receive detailed information about the fund and its advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the fund’s advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The fund’s investment advisor is American Century Investment Management, Inc. (the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.

For the services it provides to the fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of that fee, the advisor pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. A portion of the fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of the fund and the International Growth fund, as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The use of strategy assets, rather than fund assets, in calculating the fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, it is possible that the fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Fund to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2012	Institutional Class
NT International Growth	1.08%

A discussion regarding the basis for the Board of Directors’ approval of the fund’s investment advisory agreement with the advisor is available in the fund’s report to shareholders dated November 30, 2012.

8

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund’s investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

Alexander Tedder
Mr. Tedder, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since joining American Century Investments in 2006 as a portfolio manager. He has an A/S in mathematics, history and economics from Winchester College in Winchester, United Kingdom and an MA in economics and business administration from the University of Freiburg in Freiburg, Switzerland.

Rajesh Gandhi
Mr. Gandhi, Vice President and Portfolio Manager, has been a member of the team that manages the fund since he joined American Century Investments in 2002 as an investment analyst. He became a portfolio manager in 2008. He has a bachelor’s degree in finance and real estate from the University of Wisconsin. He is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by the portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objective of the fund may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

9

Investing with American Century Investments

Purchase of Fund Shares

The fund is available for purchase only by certain funds of funds advised by American Century Investments. Transactions involving fund shares are effected using systems and procedures internal to American Century Investments. The fund does not have a minimum purchase amount.

Redemptions

Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the fund’s Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

10

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

11

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem based on the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV.

A fund’s net asset value, or NAV, is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

The fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

12

Distributions

Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means the fund should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized by the fund on the sale of its investment securities. The fund generally pays distributions from net income and capital gains, if any, once a year. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Generally, participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

13

Taxes

The tax consequences of owning shares of the fund will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the fund of dividend and interest income it has received or capital gains it has generated through its investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

If you invest through a taxable account, you may be able to claim a foreign tax credit for any foreign income taxes paid by the fund. In order to qualify for this tax credit, certain requirements must be satisfied. Please consult the statement of additional information for a more complete discussion of the tax consequences of owning shares of the fund.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed at the same rates as long-term capital gains.

Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

The tax status of any distributions from capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions or take them in cash. Short-term (one year or less) capital gains are taxable as ordinary income. Gains on securities held for more than one year are taxed at the lower rates applicable to long-term capital gains.

If a fund’s distributions exceed its taxable income and net capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will generally be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

If you meet specified income levels, you will also be subject to a 3.8% Medicare contribution tax which is imposed on net investment income, including interest, dividends and capital gains. Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

14

Taxes on Transactions

Your redemptions—including exchanges to other American Century Investments funds—are subject to capital gains tax. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

15

Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the most recently ended fiscal year. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the fund’s annual report, which is available upon request.

16

NT International Growth Fund

For a Share Outstanding Throughout the Years Ended November 30 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Institutional Class
2012	$8.71	0.13	1.17	1.30	(0.07)	—	(0.07)	$9.94	15.13%	1.08%	1.47%	93%	$487,964
2011	$9.11	0.10	(0.41)	(0.31)	(0.09)	—	(0.09)	$8.71	(3.47)%	1.12%	1.04%	77%	$345,234
2010	$8.61	0.08	0.54	0.62	(0.12)	—	(0.12)	$9.11	7.28%	1.14%	0.95%	85%	$250,218
2009	$6.29	0.10	2.33	2.43	(0.11)	—	(0.11)	$8.61	39.09%	1.18%	1.41%	132%	$163,476
2008	$12.72	0.16	(6.18)	(6.02)	(0.12)	(0.29)	(0.41)	$6.29	(48.82)%	1.12%	1.62%	119%	$55,860

(1)	Computed using average shares outstanding throughout the period.
(2)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Where to Find More Information

Annual and Semiannual Reports

Additional information about the fund’s investments is available in the fund’s annual and semiannual report to shareholders. In the fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the fund’s annual report to shareholders, dated November 30, 2012.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the fund’s operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the fund or your accounts, online at americancentury.com, by contacting American Century Investments at the address or telephone numbers listed below or by contacting your financial intermediary.

The Securities and Exchange Commission (SEC)

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund are available on the EDGAR database on the SEC’s website at sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

Fund Reference	Fund Code	Newspaper Listing
NT International Growth Fund
Institutional Class	431	NTIntlGr

This prospectus shall not constitute an offer to sell securities of the fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

American Century Investments
americancentury.com

Institutional Class
P.O. Box 419385
Kansas City, Missouri 64141-6385
1-800-345-3533 or 816-531-5575

Investment Company Act File No. 811-06247
CL-PRS-77291   1304

April 1, 2013
American Century Investments Statement of Additional Information American Century World Mutual Funds, Inc.

Emerging Markets	International Opportunities
Investor Class (TWMIX)	Investor Class (AIOIX)
Institutional Class (AMKIX)	Institutional Class (ACIOX)
A Class (AEMMX)	A Class (AIVOX)
C Class (ACECX)	C Class (AIOCX)
R Class (AEMRX)	R Class (AIORX
Global Growth	International Value
Investor Class (TWGGX)	Investor Class (ACEVX)
Institutional Class (AGGIX)	Institutional Class (ACVUX)
A Class (AGGRX)	A Class (MEQAX)
C Class (AGLCX)	C Class (ACCOX)
R Class (AGORX)	R Class (ACVRX)
International Discovery	NT Emerging Markets
Investor Class (TWEGX)	Institutional Class (ACLKX)
Institutional Class (TIDIX)	NT International Growth
A Class (ACIDX)
C Class (TWECX)
R Class (TWERX)
Institutional Class (ACLNX)
International Growth
Investor Class (TWIEX)
Institutional Class (TGRIX)
A Class (TWGAX)
C Class (AIWCX)
R Class (ATGRX)

This statement of additional information adds to the discussion in the funds’ prospectuses dated
April 1, 2013, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectuses. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ website at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual reports, which are delivered to all investors. You may obtain a free copy of the funds’ annual reports by calling 1-800-345-2021.

©2013 American Century Proprietary Holdings, Inc. All rights reserved.

The Funds’ History	2
Fund Investment Guidelines	3
Fund Investments and Risks	4
Investment Strategies and Risks	4
Investment Policies	16
Portfolio Turnover	18
Disclosure of Portfolio Holdings	19
Management	23
The Board of Directors	23
Officers	30
Code of Ethics	31
Proxy Voting Guidelines	31
The Funds’ Principal Shareholders	32
Service Providers	32
Investment Advisor	32
Subadvisor	35
Portfolio Managers	36
Transfer Agent and Administrator	40
Sub-Administrator	40
Distributor	40
Custodian Banks	40
Independent Registered Public Accounting Firm	40
Brokerage Allocation	41
Regular Broker-Dealers	42
Information About Fund Shares	43
Multiple Class Structure	43
Valuation of a Fund’s Securities	46
Taxes	47
Federal Income Taxes	47
State and Local Taxes	49
Financial Statements	49

Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Explanation of Fixed-Income Securities Ratings	D-1

The Funds’ History

American Century World Mutual Funds, Inc., is a registered open-end management investment company that was organized in 1990 as a Maryland corporation under the name Twentieth Century World Investors, Inc. In January 1997, it changed its name to American Century World Mutual Funds, Inc. Throughout this statement of additional information we refer to American Century World Mutual Funds, Inc. as the corporation.

For accounting and performance purposes, the International Value fund is the post-reorganization successor to the Mason Street International Equity fund. All references to fees and expenses paid by the International Value fund prior to April 1, 2006, are for the fiscal year ended March 31, and represent amounts paid by the Mason Street International Equity fund.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund/Class	Ticker Symbol	Inception Date
Emerging Markets
Investor Class	TWMIX	09/30/1997
Institutional Class	AMKIX	01/28/1999
A Class	AEMMX	05/12/1999
C Class	ACECX	12/18/2001
R Class	AEMRX	09/28/2007
Global Growth
Investor Class	TWGGX	12/01/1998
Institutional Class	AGGIX	08/01/2000
A Class	AGGRX	02/05/1999
C Class	AGLCX	03/01/2002
R Class	AGORX	07/29/2005
International Discovery
Investor Class	TWEGX	04/01/1994
Institutional Class	TIDIX	01/02/1998
A Class	ACIDX	04/28/1998
C Class	TWECX	03/01/2010
R Class	TWERX	03/01/2010
International Growth
Investor Class	TWIEX	05/09/1991
Institutional Class	TGRIX	11/20/1997
A Class	TWGAX	10/02/1996
C Class	AIWCX	06/04/2001
R Class	ATGRX	08/29/2003

Fund/Class	Ticker Symbol	Inception Date
International Opportunities
Investor Class	AIOIX	06/01/2001
Institutional Class	ACIOX	01/09/2003
A Class	AIVOX	03/01/2010
C Class	AIOCX	03/01/2010
R Class	AIORX	03/01/2010
International Value
Investor Class	ACEVX	04/03/2006
Institutional Class	ACVUX	04/03/2006
A Class	MEQAX	03/31/1997
C Class	ACCOX	04/03/2006
R Class	ACVRX	04/03/2006
NT Emerging Markets
Institutional Class	ACLKX	05/12/2006
NT International Growth
Institutional Class	ACLNX	05/12/2006

Fund Investment Guidelines

This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. (ACIM), can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 4. In the case of the funds’ principal investment strategies, these descriptions elaborate upon discussions contained in the prospectuses.

The funds are diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities or securities of other investment companies).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectuses, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor’s intention that each fund will generally consist of foreign (and U.S. in the case of Global Growth) equity and equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds’ management teams may invest the assets of each fund in varying amounts in other instruments when such a course is deemed appropriate in order to pursue a fund’s investment objective.

So long as a sufficient number of acceptable securities are available, the portfolio managers intend to keep the funds fully invested, regardless of the movement of stock or bond prices generally. In most circumstances, each fund’s actual level of cash and cash equivalents will be less than 10%. The managers may use futures as a way to expose each fund’s cash assets to the market, while maintaining liquidity. The managers may not leverage a fund’s portfolio without appropriately segregating assets to cover such positions. See Derivative Securities, page 5, Futures and Options, page 10 and Short-Term Securities, page 15.

Fund Investments and Risks

Investment Strategies and Risks

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Debt Securities

The managers believe that equity securities ordinarily offer the greatest potential for capital appreciation. The funds may invest, however, in any security the managers believe has the potential for capital appreciation. When the managers believe that the total return potential of other securities equals or exceeds the potential return of equity securities, each fund (except Emerging Markets, International Value and NT Emerging Markets, which are 20%) may invest up to 35% of its assets in such other securities. The other securities the funds may invest in are bonds, notes and debt securities of companies, and obligations of domestic or foreign governments and their agencies.

The funds may purchase sovereign debt instruments issued or guaranteed by foreign governments or their agencies, including debt of emerging market countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments, such as loans or loan participations. Sovereign debt of emerging market countries may involve a high degree of risk and may present a risk of default or renegotiation or rescheduling of debt payments.

In the event of exceptional market or economic conditions, the funds may, as a temporary defensive measure, invest all or a substantial portion of their assets in cash or high-quality, short-term debt securities. To the extent a fund assumes a defensive position, it will not be pursuing its objective of capital growth. Global Growth, International Growth and NT International Growth will limit their purchases of debt securities to investment-grade obligations except convertible securities, which may be rated below investment grade. For long-term debt obligations, this includes securities that are rated Baa or better by Moody’s Investors Service, Inc. or BBB or better by Standard & Poor’s Corporation (S&P), or that are not rated but are considered by the managers to be of equivalent quality. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits a satisfactory degree of safety and capacity for repayment, but is more vulnerable to adverse economic conditions or changing circumstances than is the case with higher-quality debt securities. See Explanation of Fixed-Income Securities Ratings, Appendix D.

Emerging Markets, International Discovery, International Opportunities, International Value and NT Emerging Markets have no credit quality or maturity restrictions with regard to the bonds, corporate debt securities and government obligations in which the funds may invest, although less than 35% (20% for Emerging Markets, International Value and NT Emerging Markets) of each fund’s assets will be invested in below-investment-grade fixed income securities. See Explanation of Fixed-Income Securities Ratings, Appendix D. Debt securities, especially those of issuers in emerging market countries, may be of poor quality and speculative in nature. While these securities will be chosen primarily for their appreciation potential, a fund also may take the potential for income into account when selecting investments.

In addition to other factors that will affect its value, the value of a fund’s investments in fixed income securities will change as prevailing interest rates change. In general, the prices of such securities vary inversely with interest rates. As prevailing interest rates fall, the prices of bonds and other securities that trade on a yield basis rise. When prevailing interest rates rise, bond prices generally fall. These changes in value may, depending upon the particular amount and type of fixed-income securities holdings of a fund, impact the net asset value of that fund’s shares.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are more accurately described as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices). For example, Standard & Poor’s Depositary Receipts, also known as “SPDRS,” track the price performance and dividend yield of an S&P Index by providing a stake in the stocks that make up that index.

In addition, the funds may make foreign investments either directly in foreign securities or indirectly by purchasing derivative securities known as depositary receipts, depositary shares or similar instruments (DRs) for foreign securities. DRs are securities that are listed on exchanges or quoted in over-the-counter markets in one country but represent shares of issuers domiciled in another country. The funds also may purchase securities of issuers in foreign markets, either on foreign securities exchanges, electronic trading networks or in over-the-counter markets.

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices, or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•
the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;
•	the risk that the counterparty will fail to perform its obligations; and
•	the risk that a fund will be subject to higher volatility because some derivative securities create leverage.

The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. An example of one type of derivative security in which the funds might invest is a depositary receipt.

Foreign Currency Transactions and Forward Exchange Contracts

A fund may conduct foreign currency transactions on a spot basis (i.e., cash) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges. When the portfolio managers wish to lock in the U.S. dollar price of a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges. When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure. A fund may also enter into forward contracts to shift its investment exposure from one currency into another. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency. This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges and anticipatory hedges.

Foreign Securities

Each fund invests in the securities of foreign issuers, including foreign governments, when these securities meet the fund’s standards of selection.

A description of the funds’ investment strategies regarding foreign securities is contained in the funds’ prospectuses. Investing in securities of foreign issuers generally involves greater risks than investing in the securities of domestic companies including:

Currency Risk. The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Social, Political and Economic Risk. The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations. In addition, it may be more difficult in foreign countries to accurately determine appropriate brokerage commissions, taxes and other trading costs related to securities trades.

Clearance and Settlement Risk. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered on the issuer’s share register at the time of the transaction, or that a fund’s ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

Emerging Markets Risk. Investing in emerging market companies generally is also riskier than investing in other foreign securities. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

As a result of the foregoing risks, these funds are intended for aggressive investors seeking significant gains through investments in foreign securities. Those investors must be willing and able to accept the significantly greater risks associated with the investment strategy that the funds will pursue. An investment in the funds is not appropriate for individuals with limited investment resources or who are unable to tolerate fluctuations in the value of their investment.

Risk of Focusing Investment on Region or Country. Investing a significant portion of assets in one country or region makes a fund more dependent upon the political and economic circumstances of that particular country or region.

Eurozone Investment Risk. The recent global economic crisis brought several small economies in Europe to the brink of bankruptcy and many other economies into recession and weakened the banking and financial sector of many European countries. For example, the governments of Greece, Spain, Portugal and the Republic of Ireland have all recently experienced large public budget deficits, the effects of which are still unknown and may slow the overall recovery of the European economies from the recent global economic crisis. In addition, due to large public deficits, some European countries may be dependent on assistance from other European governments and institutions or agencies. Assistance may be dependent on a country’s implementation of reforms or reaching a certain level of performance. Failure to reach those objectives or an insufficient level of assistance could result in an economic downturn that could significantly affect the value of the fund’s European investments.

The Economic and Monetary Union of the European Union (EMU) is comprised of the European Union members that have adopted the euro currency. By adopting the euro as its currency, a member state relinquishes control of its own monetary policies. As a result, European countries are significantly affected by fiscal and monetary controls implemented by the EMU. The euro currency may not fully reflect the strengths and weaknesses of the various economies that comprise the EMU and Europe generally. One or more countries could depart from the EU, which could further weaken the EMU and, by extension, its remaining members.

Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to:

•	protect against a decline in market value of the fund’s securities (taking a short futures position), or
•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully-invested (taking a long futures position), or
•	provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, provided that the transactions are consistent with the fund’s investment objectives. Examples of indices that may be used include the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, the S&P/Citigroup EMI Growth World ex-US Index, and the MSCI Emerging Markets Free Index. The managers also may engage in futures and options transactions based on specific securities. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the fund’s investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments, to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying security or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options Disclosure

By buying a put option, a fund obtains the right (but not the obligation) to sell the instrument underlying the option at a fixed strike price and in return a fund pays the current market price for the option (known as the option premium). A fund may terminate its position in a put option it has purchased by allowing it to expire, by exercising the option or by entering into an offsetting transaction, if a liquid market exists. If the option is allowed to expire, a fund will lose the entire premium it paid. If a fund exercises a put option on a security, it will sell the instrument underlying the option at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised. The buyer of a typical put option can expect to realize a gain if the value of the underlying instrument falls substantially. However, if the price of the instrument underlying the option does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss limited to the amount of the premium paid, plus related transaction costs.

The features of call options are essentially the same as those of put options, except that the buyer of a call option obtains the right to purchase, rather than sell, the instrument underlying the option at the option’s strike price. The buyer of a typical call option can expect to realize a gain if the value of the underlying instrument increases substantially and can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

When a fund writes a put option, it takes the opposite side of the transaction from the option’s buyer. In return for the receipt of the premium, a fund assumes the obligation to pay the strike price for the instrument underlying the option if the other party to the option chooses to exercise it. A fund may seek to terminate its position in a put option it writes before exercise by purchasing an offsetting option in the market at its current price. Otherwise, a fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to post margin as discussed below. If the price of the underlying instrument rises, a put writer would generally realize as profit the premium it received. If the price of the underlying instrument remains the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If the price of the underlying instrument falls, the put writer would expect to suffer a loss.

A fund writing a call option is obligated to sell or deliver the option’s underlying instrument in return for the strike price upon exercise of the option. Writing calls generally is a profitable strategy if the price of the underlying instrument remains the same or falls. A call writer offsets part of the effect of a price decline by receipt of the option premium, but gives up some ability to participate in security price increases. The writer of an exchange traded put or call option on a security, an index of securities or a futures contract is required to deposit cash or securities or a letter of credit as margin and to make mark to market payments of variation margin as the position becomes unprofitable.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options, options on futures contracts, or swap agreements as permitted by its investment policies and the Commodity Futures Trading Commission (CFTC) rules. The advisor to each fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, the advisor is not subject to registration or regulation as a commodity pool operator under that Act with respect to its provision of services to each fund.

The CFTC recently adopted certain rule amendments that may impose additional limits on the ability of a fund to invest in futures contracts, options on futures, swaps, and certain other commodity interests if its investment advisor does not register with the CFTC as a “commodity pool operator” with respect to such fund. It is expected that the funds will be able to execute their investment strategies within the limits adopted by the CFTC’s rules. As a result, the advisor does not intend to register with the CFTC as a commodity pool operator on behalf of any of the funds. In the event that one of the funds engages in transactions that necessitate future registration with the CFTC, the advisor will register as a commodity pool operator and comply with applicable regulations with respect to that fund.

To the extent required by law, each fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Initial Public Offerings

The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.

Investments in Issuers with Limited Operating Histories

The funds may invest the following portions of their assets in the equity securities of issuers with limited operating histories: Global Growth, International Growth and NT International Growth up to 5%; Emerging Markets, NT Emerging Markets, International Discovery and International Value up to 10% and International Opportunities up to 20%. The portfolio managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations or other financial assets would not be subject to the limitation.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern:

(1)	the type and amount of collateral that must be received by the fund;
(2)	the circumstances under which additions to that collateral must be made by borrowers;
(3)	the return to be received by the fund on the loaned securities;
(4)	the limitations on the percentage of fund assets on loan; and
(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Other Investment Companies

Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, a fund’s investment in such securities, subject to certain exceptions, currently is limited to

•	3% of the total voting stock of any one investment company,
•	5% of the fund’s total assets with respect to any one investment company, and
•	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor’s Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF’s net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.

Because the security purchased constitutes collateral security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government, its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

Repurchase Agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted securities is generally limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% of the value of its assets in illiquid securities.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund’s custodian will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;
•	Commercial Paper;
•	Certificates of Deposit and Euro Dollar Certificates of Deposit;
•	Bankers’ Acceptances;
•	Short-term notes, bonds, debentures, or other debt instruments;
•	Repurchase agreements; and
•	Money market funds.

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index [including inflation indexes], stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

When-Issued and Forward Commitment Agreements

The funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, a fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except, (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments; provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policy relating to senior securities, as examples, when a fund issues futures contracts or sells securities short, it will segregate assets to cover such obligations at levels consistent with the guidance of the SEC and its staff. For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowings normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s net assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,
(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures and Options
A fund may enter into futures contracts and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating Histories
A fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. See Investment in Issuers with Limited Operating Histories under Fund Investments and Risks. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

Portfolio Turnover

The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund’s prospectus. The portfolio turnover rate for each fund’s last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights tables in the prospectus.

The portfolio managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund’s portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the portfolio managers may sell a given security, regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, the funds may decrease or eliminate entirely their equity positions and increase their cash positions, and when a general rise in price levels is anticipated, the funds may increase their equity positions and decrease their cash positions. However, it should be expected that the funds will, under most circumstances, be essentially fully invested in equity securities.

Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe that the rate of portfolio turnover is irrelevant when they determine that a change is required to pursue the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are characterized as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the managers’ investment outlook. Global Growth experienced significantly decreased portfolio turnover in the fiscal years ended November 30, 2011 and 2012, due largely to slowing economies and fewer tactical opportunities. International Value experienced significantly increased portfolio turnover in the fiscal year ended November 30, 2012, due to changes in the portfolio management team and investment strategies.

Disclosure of Portfolio Holdings

The advisor has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.

Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

Those parties who have entered into non-disclosure agreements as of December 31, 2012, are as follows:

•	American Fidelity Assurance Co.
•	AUL/American United Life Insurance Company
•	Ameritas Life Insurance Corporation
•	Annuity Investors Life Insurance Company
•	Asset Services Company L.L.C.
•	Athene Annuity & Life Assurance Company
•	Bell Globemedia Publishing
•	Bellwether Consulting, LLC
•	Bidart & Ross
•	Callan Associates, Inc.
•	Calvert Asset Management Company, Inc.
•	Cambridge Financial Services, Inc.
•	Capital Cities, LLC
•	Charles Schwab & Co., Inc.
•	Cleary Gull Inc.
•	Commerce Bank, N.A.
•	Connecticut General Life Insurance Company
•	Consulting Services Group, LLC
•	Curcio Webb LLC
•	Defined Contribution Advisors, Inc.
•	DWS Investments Distributors, Inc.
•	EquiTrust Life Insurance Company
•	Evaluation Associates, LLC
•	Evergreen Investment Management Company, LLC
•	Farm Bureau Life Insurance Company
•	First MetLife Investors Insurance Company
•	Fund Evaluation Group, LLC
•	The Guardian Life Insurance & Annuity Company, Inc.
•	Hammond Associates, Inc.
•	Hewitt Associates LLC
•	ICMA Retirement Corporation

•	ING Insurance Company of America
•	Iron Capital Advisors
•	J.P. Morgan Retirement Plan Services LLC
•	Jefferson National Life Insurance Company
•	John Hancock Financial Services, Inc.
•	Kansas City Life Insurance Company
•	Kmotion, Inc.
•	The Lincoln National Life Insurance Company
•	Lipper Inc.
•	Marquette Associates
•	Massachusetts Mutual Life Insurance Company
•	Merrill Lynch
•	MetLife Investors Insurance Company
•	MetLife Investors Insurance Company of California
•	Midland National Life Insurance Company
•	Minnesota Life Insurance Company
•	Modern Woodmen of America
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley Smith Barney LLC
•	Morningstar Associates LLC
•	Morningstar, Inc.
•	Morningstar Investment Services, Inc.
•	National Life Insurance Company
•	Nationwide Financial
•	New England Pension Consultants
•	The Newport Group
•	Northwestern Mutual Life Insurance Co.
•	NYLIFE Distributors, LLC
•	Pacific Life Insurance Company
•	Principal Life Insurance Company
•	Prudential Financial
•	RidgeWorth Capital Management, Inc.
•	Rocaton Investment Advisors, LLC
•	RogersCasey, Inc.
•	S&P Financial Communications
•	Security Benefit Life Insurance Co.
•	Slocum
•	SunTrust Bank
•	Symetra Life Insurance Company
•	Towers Watson Limited
•	Union Bank of California, N.A.
•	The Union Central Life Insurance Company
•	Valic Financial Advisors Inc.
•	VALIC Retirement Services Company
•	Vestek Systems, Inc.
•	Wells Fargo Bank, N.A.
•	Wilshire Associates Incorporated

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;
(2)	Full holdings monthly as soon as reasonably available;
(3)	Top 10 holdings monthly as soon as reasonably available; and
(4)	Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds’ investment advisor may use analytical systems provided by third party data aggregators who have access to the funds’ portfolio holdings daily, with no lag. These data aggregators enter into non-disclosure agreements after authorization by an appropriate officer of the advisor.

Additional Safeguards

The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly by the advisor’s compliance department. Finally, the funds’ Board of Directors exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The board has adopted a mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors). Independent directors shall retire by December 31 of the year in which they reach their 75th birthday. Mr. Pratt may serve until December 31 of the year in which he reaches his 76th birthday based on an extension granted under previous retirement guidelines.

Mr. Thomas is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor). Mr. Fink is an “interested person” because of his employment with American Century Services, LLC (ACS).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and ACS. The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held During Past 5 Years
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	65	None
Andrea C. Hall (1945)	Director	Since 1997	Retired	65	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)	65	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager)	65	Saia, Inc. (2002 to 2012) and Entertainment Properties Trust
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	65	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	65	Euronet Worldwide Inc.; Charming Shoppes, Inc. (2006 to 2010); and DST Systems Inc. (1996 to 2012)

John R. Whitten (1946)	Director	Since 2008	Retired	65	Rudolph Technologies, Inc.
Stephen E. Yates (1948)	Director	Since 2012	Retired; Executive Vice President, Technology & Operations, KeyCorp. (computer services)(2004 to 2010)	65	Applied Industrial Technologies, Inc. (2001 to 2010)
Interested Directors
Barry Fink (1955)	Director	Since 2012	Retired; Executive Vice President, ACC (September 2007 to February 2013); President, ACS (October 2007 to February 2013); Chief Operating Officer, ACC (September 2007 to November 2012)	65	None
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	107	None

Qualifications of Directors

Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the board, and their familiarity with the funds are considered important assets.

When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.

Thomas A. Brown: BS in Mechanical Engineering, University of Kansas; formerly, Chief Executive Officer, Associated Bearings Company; formerly, Area Vice President, Applied Industrial Technologies, Inc.   (bearings and power transmission company)

Barry Fink: BA in English and History, Binghamton University; Juris Doctorate, University of Michigan; formerly held leadership roles during a 20-year career with Morgan Stanley Investment Management; formerly asset management and securities law attorney at Seward & Kissel; serves on the Executive Committee of the Board of Directors of ICI Mutual Insurance Company

Andrea C. Hall: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, advisor to the President, Senior Vice President and Director of Research Operations, Midwest Research Institute

Jan M. Lewis: BS in Civil Engineering, University of Nebraska and MBA, Rockhurst College; formerly, President, BUCON, Inc. (full-service design-build construction company); 20 years of experience with Butler Manufacturing Company (metal buildings producer) and its subsidiaries

James A. Olson: BS in Business Administration and MBA, St. Louis University; CPA; formerly, Chief Financial Officer, Plaza Belmont LLC; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP

Donald H. Pratt: BS in Industrial Engineering, Wichita State University; MBA, Harvard Business School; serves on the Board of Governors of the Investment Company Institute and the Governing Council of the Independent Directors Council; formerly, Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

M. Jeannine Strandjord: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President, Process Excellence, Sprint Corporation (telecommunications company); formerly, Senior Vice President of Financial Services and Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation; formerly, with the accounting firm of Ernst & Whinney

Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute

John R. Whitten: BS in Business Administration, Cleveland State University; CPA; formerly, Project Consultant, Celanese Corp. (industrial chemical company); formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc.; thirteen years of experience with accounting firm Deloitte & Touche LLP

Stephen E. Yates: BS and MS in Industrial Engineering, University of Alabama; formerly, President, USAA Information Technology Company (financial services); 33 years of experience in Information Technology

Responsibilities of the Board

The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;
•	oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;
•	review annually the fees paid to the advisor for its services;
•	monitor potential conflicts of interest between the funds and the advisor;
•	oversee custody of assets and the valuation of securities; and
•	oversee the funds' compliance program.

In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.

The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.

To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.

Board Leadership Structure and Standing Board Committees

Donald H. Pratt currently serves as the independent chairman of the board and has served in such capacity since 2005. Of the board’s members, Jonathan S. Thomas and Barry Fink are the only members who are “interested persons” as that term is defined in the Investment Company Act. The remaining members are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent directors, except the Executive Committee. The board believes that the current leadership structure, with independent directors filling all but two positions on the board, with an independent director serving as chairman of the board, and with the board committees comprised only of independent directors (with the exception of the Executive Committee), is appropriate and allows for independent oversight of the funds.

The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of Andrea C. Hall (chair), James A. Olson, M. Jeannine Strandjord and Stephen E. Yates. It met four times during the fiscal year ended November 30, 2012.

The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including members of the board, management and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.

If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.

The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of James A. Olson (chair), Thomas A. Brown, Andrea C. Hall and Donald H. Pratt. None of its members are “interested persons” as that term is defined in the Investment Company Act. It met three times during the fiscal year ended November 30, 2012.

The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of John R. Whitten (chair), Thomas A. Brown, Jan M. Lewis and Donald H. Pratt. It met four times during the fiscal year ended November 30, 2012.

The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. It currently consists of all of the independent directors with M. Jeannine Strandjord serving as chair. The committee met four times during the fiscal year ended November 30, 2012.

Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of Donald H. Pratt (chair), Jonathan S. Thomas and M. Jeannine Strandjord. It did not meet during the fiscal year ended November 30, 2012.

Risk Oversight by the Board

As previously disclosed, the board oversees the advisor’s management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of oversight responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board, or that the advisor’s risk management systems and strategies, and the Board’s oversight thereof, will mitigate all elements of risk, or even all elements of material risk to the funds.

Board Compensation

Each independent director receives compensation for service as a member of the board. None of the interested directors or officers of the funds receives compensation from the funds. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. For the fiscal year ended November 30, 2012, the funds and the American Century family of funds paid the independent directors the amounts shown in the following table.

Name of Director	Total Compensation from the Funds1	Total Compensation from the American Century Investments Family of Funds2
Thomas A. Brown	$14,572	$238,079
Andrea C. Hall, Ph.D.	$15,307	$250,079
Jan M. Lewis	$13,896	$227,079
James A. Olson	$14,940	$244,079
Donald H. Pratt	$17,562	$286,912
M. Jeannine Strandjord	$14,511	$237,079
John R. Whitten	$14,631	$239,079
Stephen E. Yates	$12,641	$207,046

1
Includes compensation paid to the directors for the fiscal year ended November 30, 2012, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Brown, $83,327; Dr. Hall, $50,000; Ms. Lewis, $118,735; Mr. Olson, $144,079; Mr. Pratt, $28,037; Mr. Whitten, $150,079; and Mr. Yates, $207,046.

None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the directors. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.

Generally, deferred fees are not payable to a director until the distribution date elected by the director in accordance with the terms of the plan. Such distribution date may be a date on or after the director’s retirement date, but may be earlier if the director agrees not to make any additional deferrals. Distributions may commence prior to the elected payment date for certain reasons specified in the plan, such as unforeseeable emergencies, death or disability. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have met all payment obligations under the plan. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2012, as shown in the table below.

Name of Directors
	Jonathan S. Thomas1	Thomas A. Brown1	Barry Fink1	Andrea C. Hall, Ph.D1	Jan M. Lewis1
Dollar Range of Equity Securities in the Funds:
Emerging Markets	E	A	A	D	A
Global Growth	E	A	A	A	A
International Discovery	D	A	A	D	A
International Growth	C	A	A	D	A
International Opportunities	A	A	A	A	A
International Value	A	A	A	A	A
NT Emerging Markets	A	A	A	A	A
NT International Growth	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	B	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Name of Directors
	James A. Olson	Donald H. Pratt1	M. Jeannine Strandjord1	John R. Whitten1	Stephen E. Yates
Dollar Range of Equity Securities in the Funds:
Emerging Markets	E	E	D	A	A
Global Growth	A	A	D	A	A
International Discovery	A	C	D	A	A
International Growth	A	E	B	A	A
International Opportunities	A	A	A	A	A
International Value	A	A	A	A	A
NT Emerging Markets	A	A	A	A	A
NT International Growth	A	A	A	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Director’s Indirect Interest in Transactions with ACS

On December 23, 1999, American Century Services, LLC (ACS), an affiliate of the advisor, entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS. ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. For the twelve months ended December 31, 2012, DST received $17.5 million in fees from ACS and for the twelve months ended December 31, 2011, DST received $17.6 million in fees from ACS. DST’s revenue for the calendar year ended December 31, 2012, was approximately $2.6 billion and DST’s revenue for the calendar year ended December 31, 2011, was approximately $2.4 billion.

Prior to May 8, 2012, Ms. Strandjord was a director of DST. She owns 26,859 shares of DST common stock, which is less than one percent (1%) of the shares outstanding. Because of her past official duties as a director of DST, she may be deemed to have had an “indirect interest” in the agreement. However, the board was not required to nor did they approve or disapprove the agreement, since the provision of the services covered by the agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 88.1 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord’s role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The board and counsel to the independent directors of the funds have concluded that the existence of this agreement does not impair Ms. Strandjord’s ability to serve as an independent director under the Investment Company Act.

Beneficial Ownership of Affiliates by Independent Directors

No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2012.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present). Also serves as Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000	Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present). Also serves as Senior Vice President, ACS
Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present). Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

C. Jean Wade (1964)	Vice President, Treasurer and Chief Financial Officer since 2012	Vice President, ACS (February 2000 to present)

Robert J. Leach (1966)	Vice President since 2006 and Assistant Treasurer since 2012	Vice President, ACS (February 2000 to present)
David H. Reinmiller (1963)	Vice President since 2000	Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present). Also serves as Vice President, ACIM and ACS
Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to present)

Code of Ethics

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Directors has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

■	Routine Matters • Election of Directors
• Ratification of Selection of Auditors
■	Compensation Matters
• Executive Compensation
• Equity-Based Compensation Plans
■	Anti-Takeover Proposals
• Cumulative Voting
• Staggered Boards
• "Blank Check" Preferred Stock
• Elimination of Preemptive Rights
• Non-targeted Share Repurchase
• Increase in Authorized Common Stock
• "Supermajority" Voting Provisions or Super Voting Share Classes
• "Fair Price" Amendments
• Limiting the Right to Call Special Shareholder Meetings
• Poison Pills or Shareholder Rights Plans
• Golden Parachutes
• Reincorporation
• Confidential Voting

• Opting In or Out of State Takeover Laws
■	Other Matters
• Shareholder Proposals Involving Social, Moral or Ethical Matters
• Anti-Greenmail Proposals
• Changes to Indemnification Provisions
• Non-Stock Incentive Plans
• Director Tenure
• Directors’ Stock Options Plans
• Director Share Ownership
• Non-U.S. Proxies

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT International Growth Fund shares will be echo voted in accordance with the votes of International Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s website at sec.gov.

The Funds’ Principal Shareholders

A list of the funds’ principal shareholders appears in Appendix A.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. The Stowers Institute for Medical Research (SIMR) controls ACC by virtue of its beneficial ownership of more than 25% of the voting securities of ACC. SIMR is part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease.

Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below. This formula takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). For a fund with a corresponding NT fund, strategy assets for both funds also include the assets of the other. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, it is possible that a fund’s strategy assets will not include assets of other client accounts or that any such assets may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

Fund	Class	Percentage of Strategy Assets
Emerging Markets	Investor, A, C and R	1.85% of first $250 million 1.75% of the next $250 million 1.50% of the next $500 million 1.25% over $1 billion
	Institutional	1.65% of first $250 million 1.55% of the next $250 million 1.30% of the next $500 million 1.05% over $1 billion
Global Growth	Investor, A, C and R	1.30% of first $1 billion 1.15% of the next $1 billion 1.05% over $2 billion
	Institutional	1.10% of first $1 billion 0.95% of the next $1 billion 0.85% over $2 billion
International Discovery	Investor, A, C and R	1.75% of first $500 million 1.40% of the next $500 million 1.20% over $1 billion
	Institutional	1.55% of first $500 million 1.20% of the next $500 million 1.00% over $1 billion
International Growth	Investor, A, C and R	1.50% of first $1 billion 1.20% of the next $1 billion 1.10% over $2 billion
	Institutional	1.30% of first $1 billion 1.00% of the next $1 billion 0.90% over $2 billion
International Opportunities	Investor, A, C and R	2.00% of first $250 million 1.80% of the next $250 million 1.60% of the next $500 million 1.40% over $1 billion
	Institutional	1.80% of first $250 million 1.60% of the next $250 million 1.40% of the next $500 million 1.20% over $1 billion
International Value	Investor, A, C and R	1.30% of first $1 billion 1.20% of the next $1 billion 1.10% over $2 billion
	Institutional	1.10% of first $1 billion 1.00% of the next $1 billion 0.90% over $2 billion
NT Emerging Markets	Institutional	1.65% of first $250 million 1.55% of the next $250 million 1.30% of the next $500 million 1.05% over $1 billion
NT International Growth	Institutional	1.30% of first $1 billion 1.00% of the next $1 billion 0.90% over $2 billion

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by

(1)	either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act) and
(2)
the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreement states that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreement states that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended November 30, 2012, 2011 and 2010, are indicated in the following table.

Unified Management Fees
Fund	2012	2011	2010
Emerging Markets	$8,400,410	$10,285,918	$10,642,168
Global Growth	$4,576,992	$4,650,232	$4,763,005
International Discovery	$9,896,023	$13,660,145	$13,228,453
International Growth	$19,307,166	$21,667,516	$20,223,069
International Opportunities	$1,727,064	$1,950,348	$1,832,059
International Value	$333,835	$356, 249	$358,575
NT Emerging Markets	$2,278,704	$1,688,382	$1,123,890
NT International Growth	$4,611,385	$3,465,440	$2,366,304

Subadvisor

Prior to December 1, 2011, Templeton Investment Counsel, LLC (Templeton) was the subadvisor for International Value Fund.

For the fiscal years ended November 30, 2011 and 2010, ACIM paid Templeton subadvisory fees as listed in the following table:

Templeton Subadvisory Fees
2011	$136,490
2010	$127,203

Portfolio Managers

Accounts Managed

The portfolio managers are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of November 30, 2012)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Brian Brady	Number of Accounts	2	0	2
	Assets	$806.5 million1	N/A	$236.4 million
Keith Creveling	Number of Accounts	2	6	7
	Assets	$551.0 million2	$803.6 million	$7.3 billion
Indraneel Das	Number of Accounts	2	0	3
	Assets	$395.2 million3	N/A	$261.2 million
Rajesh Gandhi	Number of Accounts	4	6	5
	Assets	$2.6 billion4	$863.0 million	$597.2 million
Trevor Gurwich	Number of Accounts	2	0	3
	Assets	$395.2 million3	N/A	$261.2 million
Anthony Han	Number of Accounts	2	0	0
	Assets	$669.1 million5	N/A	N/A
Mark Kopinski	Number of Accounts	4	0	5
	Assets	$1.2 billion6	N/A	$497.6 million
Armando Lacayo	Number of Accounts	2	0	0
	Assets	$32.7 million7	N/A	N/A
Brent Puff	Number of Accounts	2	6	7
	Assets	$551.0 million2	$803.6 million	$7.3 billion
Patricia Ribeiro	Number of Accounts	2	0	0
	Assets	$669.1 million5	N/A	N/A
Alexander Tedder	Number of Accounts	4	6	5
	Assets	$2.6 billion4	$863.0 million	$597.2 million
Elizabeth Xie	Number of Accounts	2	0	0
	Assets	$32.7 million7	N/A	N/A

1	Includes $635.6 million in International Discovery.
2	Includes $453.4 million in Global Growth.
3	Includes $101.7 million in International Opportunities.
4	Includes $1.6 billion in International Growth and $499.0 million in NT International Growth.
5	Includes $497.6 million in Emerging Markets and $171.5 million in NT Emerging Markets.
6	Includes $635.6 million in International Discovery and $101.7 million in International Opportunities.
7	Includes $26.5 million in International Value.

Potential Conflicts of Interest
Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies, such as one portfolio buying or selling a security while another portfolio has a differing, potentially opposite position in such security. This may include one portfolio taking a short position in the security of an issuer that is held long in another portfolio (or vice versa). Other potential conflicts may arise with respect to the allocation of investment opportunities, which are discussed in more detail below. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, U. S. growth mid- and small-cap, U.S. growth large-cap, value, global and non-U.S., fixed income, and asset allocation. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest. In addition, American Century Investments maintains an ethical wall around each of its equity investment disciplines (U.S. growth large-cap, U.S. Growth mid- and small-cap, value, quantitative equity and global and non-U.S.), meaning that access to information regarding any portfolio's transactional activities is only available to team members of the investment discipline that manages such portfolio. The ethical wall is intended to aid in preventing the misuse of portfolio holdings information and trading activity in the other disciplines.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of November 30, 2012, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one-, three- and five-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund.

Fund	Benchmark	Peer Group1
Emerging Markets	MSCI EM Growth	Morningstar Diversified Emerging Markets
Global Growth	50% MSCI The World, 50% MSCI The World Growth	Lipper Global Large-Cap Growth & Multi-Cap Growth
International Discovery	MSCI AC World ex-US Mid-cap Growth	Lipper International Small/Mid- Cap Core & Growth
International Growth	50% MSCI EAFE, 50% MSCI EAFE Growth	Morningstar Foreign Large Growth
International Opportunities	MSCI AC World ex-US Small-cap Growth	Lipper International Small/Mid- Cap Core & Growth
International Value	MSCI EAFE Value	Morningstar Foreign Large Value
NT Emerging Markets2	N/A	N/A
NT International Growth2	N/A	N/A

1
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable (i.e., has less peer turnover) over the long term and that more closely represents the fund’s true peers based on internal investment mandates.

2	Performance of NT Emerging Markets and NT International Growth is not separately considered in determining portfolio manager compensation.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one-, three- and five-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of November 30, 2012, the fund’s most recent fiscal year end.

Ownership of Securities
Aggregate Dollar Range of Securities in Fund
Emerging Markets Fund
Patricia Ribeiro	D
Anthony Han	D
Global Growth Fund
Keith Creveling	F
Brent Puff	E
International Discovery Fund
Mark Kopinski	F
Brian Brady	E
International Growth Fund
Alexander Tedder	A
Rajesh Gandhi	A
International Opportunities Fund
Mark Kopinski	D
Trevor Gurwich	E
Indraneel Das	C
International Value Fund
Armando Lacayo	C
Elizabeth Xie	C
NT Emerging Markets Fund
Patricia Ribeiro1	A
Anthony Han1	A
NT International Growth Fund
Alexander Tedder1	A
Rajesh Gandhi1	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	The portfolio manager cannot invest directly in this fund, which is available for purchase only by certain funds of funds advised by American Century Investments.

Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption Investment Advisor on page 32.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into an Administration Agreement with State Street Bank and Trust Company (SSB) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays SSB a monthly fee as compensation for these services that is based on the total net assets of accounts in the American Century complex serviced by SSB. ACS does pay SSB for some additional services on a per fund basis. While ACS continues to serve as the administrator of the funds, SSB provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the discussion under the caption Investment Advisor on page 32. ACIS does not earn commissions for distributing the funds’ shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Custodian Banks

State Street Bank and Trust Company (SSB), Lafayette Corporate Center, 2 Avenue de Lafayette, Boston, Massachusetts 02111 serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by SSB. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds’ cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including auditing the annual financial statements and financial highlights for each fund.

Brokerage Allocation

The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer
•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer's trade executions
•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•	broker-dealer’s ability to provide data on securities executions
•	financial condition of the broker-dealer
•	the quality of the overall brokerage and customer service provided by the broker-dealer

In transactions to buy and sell fixed-income securities, the selection of the broker-dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.

On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers
•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•	the ability of a broker-dealer to execute large trades while minimizing market impact
•	the complexity of a particular transaction
•	the nature and character of the markets on which a particular trade takes place
•	the level and type of business done with a particular firm over a period of time
•	the ability of a broker-dealer to provide anonymity while executing trades
•	historical commission rates
•	rates that other institutional investors are paying, based on publicly available information

The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

In the fiscal years ended November 30, 2012, 2011 and 2010, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2012	2011	2010
Emerging Markets	$1,682,852	$1,800,326	$2,002,734
Global Growth	$241,446	$310,087	$576,673
International Discovery	$2,895,106	$4,218,657	$5,146,980
International Growth	$3,108,764	$3,491,838	$3,841,092
International Opportunities	$369,392	$451,067	$585,970
International Value	$28,662	$23,860	$18,796
NT Emerging Markets	$549,253	$377,449	$266,170
NT International Growth	$827,862	$455,540	$355,526

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors. The increase in brokerage commissions paid by NT Emerging Markets and NT International Growth over the last three fiscal years is due to increases in the net assets of the funds. The decrease in brokerage commissions for International Discovery, Global Growth and International Opportunities is due to the use of lower cost execution venues and a decrease in overall market value. The decrease in brokerage commissions paid by Emerging Markets over the last three fiscal years is due to decreases in net assets of the fund.

Regular Broker-Dealers

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

Fund	Broker, Dealer or Parent	Value of Securities Owned as of November 30, 2012 (in thousands)
Global Growth	Wells Fargo Securities LLC	$5,172
	Charles Schwab & Co., Inc.	$3,963
	UBS AG	$2,711
International Growth	BNP Paribas	$19,946
	UBS AG	$8,460
NT International Growth	BNP Paribas	$6,458
	UBS AG	$2,549

Information About Fund Shares

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all the corporation’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investment and other assets held for each series. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to five classes of shares: Investor Class, Institutional Class, A Class, C Class and R Class. Not all funds offer all five classes.

The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectuses. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, C and R Classes is the same as for Investor Class, but the A, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ A, C and R Classes have approved and entered into the A Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules. Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans

As described in the prospectuses, the A, C and R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Directors has adopted the A, C and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.

A Class

The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

C Class

The C Class pays the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

R Class

The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended November 30, 2012, the aggregate amount of fees paid under each class plan was:

	A Class	C Class	R Class
Emerging Markets	$35,475	$36,775	$3,757
Global Growth	$76,373	$37,707	$5,342
International Discovery	$7,035	$956	$1,353
International Growth	$461,127	$25,234	$12,783
International Opportunities	$8,878	$1,143	$587
International Value	$35,563	$12,352	$1,276

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, C and R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place;
(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of FINRA; and
(g)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, C, R and/or Advisor Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, C and R Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, C and R Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing; and
(m)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities

Each fund’s net asset value (NAV) is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

All classes of the funds except the A Class are offered at their NAV, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = NAV/(1 – Sales Charge as a % of Offering Price)

For example, if the NAV of a fund’s A Class shares is $5.00, the public offering price would be $5.00/(1-5.75%) = $5.31.

Each fund’s NAV is calculated as of the close of business of the New York Stock Exchange (the NYSE), each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded or as of the close of the NYSE, if that is earlier. That value is then converted to U.S. dollars at the prevailing foreign exchange rate. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price or the official closing price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established but before the NAV was determined that was likely to materially change the NAV, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ NAVs are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculations and the value of the funds’ portfolios may be affected on days when shares of the fund may not be purchased or redeemed.

Taxes

Federal Income Taxes

Each fund intends to qualify annually as a regulated investment company (RIC) under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). RICs are not subject to federal and state income taxes. To qualify as a RIC a fund must, among other requirements, distribute substantially all of its net investment income and net realized capital gains (if any) to investors. If a fund loses its RIC status, it becomes liable for taxes, significantly reducing its distributions to investors and eliminating investors’ ability to treat distributions received from the fund in the same manner in which they were realized by the fund. However, the Regulated Investment Company Modernization Act of 2010, under certain circumstances, allows funds to cure deficiencies that would otherwise result in the loss of RIC status.

To qualify as a RIC, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations may qualify for the 70% dividends received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the funds. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

A fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund, defer fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require a fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were sold), which may cause the fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements of the Code for relief from income and excise taxes. A fund will monitor its transactions and may make such tax elections as fund management deems appropriate with respect to these transactions.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit. If such an election is made, the eligible foreign taxes will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

As of November 30, 2012, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired. The Regulated Investment Company Modernization Act of 2010 will allow the funds to carry forward capital losses incurred in future taxable years for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses which carry an expiration date. As a result, capital loss carryforwards may be more likely to expire unused.

Fund	2016	2017	Unlimited
Emerging Markets	($12,429,763)	($117,206,401)	—
Global Growth	—	($42,873,929)	—
International Discovery	($84,373,986)	($241,484,655)	($5,806,363)
International Growth	($6,402,967)	($181,813,340)	—
International Opportunities	($11,863,521)	($11,775,357)	—
International Value	—	($6,210,901)	($846,973)
NT Emerging Markets	—	($1,146,451)	($9,285,417)
NT International Growth	—	($8,278,098)	($5,354,116)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you will generally recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

Beginning in 2013, a 3.8% Medicare contribution tax will be imposed on net investment income, including interest, dividends and capital gains, provided you meet specified income levels.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

Each of the fund’s financial statements and financial highlights for the fiscal period ended November 30, 2012 have been audited by Deloitte & Touche LLP, independent registered public accounting firm. The Reports of Independent Registered Public Accounting Firm and the financial statements included in the annual reports of each of these funds for the fiscal period ended November 30, 2012, are incorporated herein by reference.

Appendix A – Principal Shareholders

As of February 28, 2013, the following shareholders owned more than 5% of the outstanding shares of a class of a fund. The table shows shares owned of record unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Emerging Markets
Investor Class
	American Century Serv Corp SSB&T Custodian One Choice Portfolio Aggressive Omnibus Kansas City, MO Shares owned of record and beneficially	11%
	American Century Serv Corp SSB&T Custodian One Choice Portfolio Moderate Omnibus Kansas City, MO Shares owned of record and beneficially	8%
Institutional Class
	Trustees of American Century P/S & 401(k) Savings Plan & Trust Overland Park, KS	47%
	State Street Bank & Trust Co TTEE Los Angeles, CA Includes 21.94% registered for the benefit of Hallmark Master Trust Strat Mod and 6.39% registered for the benefit of Hallmark Master Trust Strat Agg	28%
	American Century Services SSB&T Custodian Global Allocation Portfolio Emerging Markets Omnibus Kansas City, MO Shares owned of record and beneficially	12%
	JPMorgan Chase TR American Century Executive Def Comp Plan Trust Overland Park, KS	6%
A Class
	American Enterprise Investment Svc Minneapolis, MN	41%
	Pershing LLC Jersey City, NJ	12%
	UBS WM USA Omni Account M/F Weehawken, NJ	7%
C Class
	First Clearing LLC Saint Louis, MO	13%
	MLPF&S Jacksonville, FL	10%
	American Enterprise Investment Svc Minneapolis, MN	8%
	UBS WM USA Omni Account M/F Weehawken, NJ	6%
	Charles Schwab & Co Inc San Francisco, CA	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Emerging Markets
R Class
	State Street Bank FBO ADP/MSDW 401K Product Boston, MA	51%
	Samuels Green & Steel LLP TTEE FBO Samuels Green & Steel LLP 401K c/o Fascore LLC Greenwood Village, CO	10%
	Cheryl Dasilva & Bradford Kemp TTEE Beechwoods Software Inc 401K c/o Fascore LLC Greenwood Village, CO	9%
Global Growth
Investor Class
	Charles Schwab & Co Inc San Francisco, CA	8%
	National Financial Services Corp New York, NY	7%
Institutional Class
	DWS Trust Co TTEE Lonza US Savings Plan Salem, NH	27%
	JPMorgan Chase as Trustee FBO Cushman & Wakefield 401(K) Retirement Savings Plan Overland Park, KS	27%
	Trustees of American Century P/S & 401K Savings Plan & Trust Overland Park, KS	23%
	Charles Schwab & Co Inc San Francisco, CA	19%
A Class
	American Enterprise Investment Svc Minneapolis, MN	29%
	FIIOC Covington, KY Includes 5.31% registered for the benefit of Yellowpages.com 401K Success Sharing Plan	15%
	State Street Bank Trustee FBO ADP Access Boston, MA	14%
	Suntrust Bank FBO Various Suntrust Omnibus Accounts Greenwood Village, CO	7%
C Class
American Enterprise Investment Svc Minneapolis, MN	25%
MLPF&S Inc Jacksonville, FL	23%
Pershing LLC Jersey City, NJ	12%
First Clearing LLC Saint Louis, MO	11%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Global Growth
R Class
State Street Corporation FBO ADP Access Boston, MA	71%
Hartford Securities Distribution Co Agent for Reliance Trust Company FBO Agents Plan Customers Hartford, CT	8%
National Financial Services Corp New York, NY	7%
International Discovery
Investor Class
Charles Schwab & Co Inc. San Francisco, CA	8%
Institutional Class
Charles Schwab & Co Inc. San Francisco, CA	46%
Trustees of American Century P/S & 401K Savings Plan & Trust Overland Park, KS	45%
A Class
American Enterprise Investment Svc Minneapolis, MN	28%
American United Life Indianapolis, IN Includes 11.99% registered for the benefit of American United Life Group Retirement Annuity II	15%
Pershing LLC Jersey City, NJ	13%
BNY Mellon Investment Servicing Inc. FBO Primerica Financial Services King of Prussia, PA	12%
UBS WM USA Omni Account M/F Weehawken, NJ	8%
C Class
LPL Financial San Diego, CA	43%
UBS WM USA Omni Account M/F Weehawken, NJ	23%
American Enterprise Inv Svcs Minneapolis, MN	18%
Pershing LLC Jersey City, NJ	8%
MSSB FBO Mary K. Hanley & Kenneth T. Scheffler, JT TEN Seattle, WA Shares owned of record and beneficially	8%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
International Discovery
R Class
Capital Bank & Trust Co TTEE FBO Trombetta – Tympanium 401K Greenwood Village, CO	82%
American Century Investment Management Inc Kansas City, MO Shares owned of record and beneficially	10%
John M. Bourdelais TTEE FBO Level One Fasteners 401K PSP c/o Fascore LLC Greenwood Village, CO	8%
International Growth
Investor Class
American Century Serv Corp SSB&T Custodian One Choice Portfolio Moderate Omnibus Kansas City, MO Shares owned of record and beneficially	7%
American Century Serv Corp SSB&T Custodian One Choice Portfolio Aggressive Omnibus Kansas City, MO Shares owned of record and beneficially	7%
Charles Schwab & Co Inc San Francisco, CA	7%
Institutional Class
Charles Schwab & Co Inc San Francisco, CA	46%
State Street Bank & Trust Co TTEE Los Angeles, CA Includes 11.75% registered for the benefit of Hallmark Master Trust Strat Mod S/A	17%
American Century Services SSB&T Custodian Global Allocation Portfolio International Growth Omnibus Kansas City, MO Shares owned of record and beneficially	9%
JP Morgan Chase TR Overland Park, KS Includes 6.43% registered for the benefit of Atlantic Southeast Airlines Inc Investment Savings Plan	7%
JP Morgan Chase RPS TTEE The Linde Savings & Investment Plan Trust Overland Park, KS	6%
A Class
KS Postsecondary Education SP SSB&T Custodian Kansas City, MO Includes 19.60% registered for the benefit of Schwab-Moderately Aggressive Intrnational Grwth Advisor Omnibus, 17.37% registered for the benefit of Schwab-Aggressive Intrnational Grwth Advisor Omnibus, and 8.12% registered for the benefit of Schwab-Moderate Intrnational Grwth Advisor Omnibus	50%
UMB Bank Topeka, KS	13%
AMFO & Co Kansas City, MO	9%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
International Growth
C Class
American Enterprise Investment Svc Minneapolis, MN	15%
MLPF&S Inc Jacksonville, FL	13%
First Clearing LLC Saint Louis, MO	6%
R Class
ING Life Insurance and Annuity Co Trust Windsor, CT	37%
Frontier Trust Company Fargo, ND Includes 5.86% registered for the benefit of Leblanc & Associates 401K Retire and 5.06% registered for the benefit of Anderson & Wood Plan	14%
MLPF&S Inc. Jacksonville, FL	9%
ING National Trust Windsor, CT	8%
Community Bank NA Custodian FBO: APP Pharmaceuticals Mfng LLC 1165(E) Retirement Plan Utica, NY	7%
International Opportunities
Investor Class
Charles Schwab & Co Inc San Francisco, CA	23%
Institutional Class
American Century Investment Management Inc Kansas City, MO Shares owned of record and beneficially	100%
A Class
BNY Mellon Investment Servicing Inc FBO Primerica Financial Services King of Prussia, PA	73%
American Enterprise Inv Svcs Minneapolis, MN	14%
Pershing LLC Jersey City, NJ	7%
C Class
American Enterprise Inv Svcs Minneapolis, MN	29%
Kurt Widmann TTEE FBO Vulcan Industries Corp 401K Plan c/o Fascore LLC Greenwood Village, CO	20%
Pershing LLC Jersey City, NJ	12%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
International Opportunities
C Class
Robert F. Burris & Deborah F. Burris JTWROS Mandeville, LA Shares owned of record and beneficially	11%
Frontier Trust Co Fargo, ND Includes 7.27% registered for the benefit of Xentity Employees Retirement Plan	9%
Raymond James & Assoc Inc FBO James O Asp Saint Paul, MN	7%
R Class
Labchem Inc TR FBO Labchem Inc 401K Profit Sharing c/o Fascore LLC Greenwood Village, CO	59%
American Century Investment Management Inc Kansas City, MO Shares owned of record and beneficially	25%
The Integrated Solution Group TTEE The Integrated Solution Group Inc 4 c/o Fascore LLC Greenwood Village, CO	12%
International Value
Investor Class
Pershing LLC Jersey City, NJ	14%
Ameritrade Inc FEBO Our Customers Omaha, NE	10%
Institutional Class
JPMorgan Chase Bank Trustee Henry Wurst Inc. Employee PSP Trust Overland Park, KS	58%
JP Morgan Chase TR American Century Executive Def Comp Plan Trust Overland Park, KS	36%
Nationwide Trust Company FSB c/o IPO Portfolio Accounting Columbus, OH	6%
A Class
Pershing LLC Jersey City, NJ	33%
American Enterprise Investment Svc Minneapolis, MN	19%
C Class
American Enterprise Investment Svc Minneapolis, MN	42%
UBS WM USA Omni Account M/F Weehawken, NJ	18%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
International Value
C Class
Pai Trust Company Inc Oxboro Dental Care 401K P/S Plan De Pere, WI	7%
Pershing LLC Jersey City, NJ	6%
R Class
Capital Bank & Trust Company TTEE Liberty Tire Services LLC 401K Greenwood Village, CO	35%
Hartford Securities Distribution Co Agent for Reliance Trust Company FBO Agents Plan Customers Hartford, CT	17%
Frontier Trust Company FBO Jerry S Autogroup 401K Fargo, ND	14%
MG Trust Company Cust Denver, CO Includes 7.66% registered for the benefit of Positron Access Solutions EMP	8%
DCGT Trustee & Or Custodian FBO Principal Financial Group Qualified Fia Omnibus Des Moines, IA	7%
401(K) RPSA GM2 Associates Inc. 401K Vincent A Avino Tolland, CT	5%
NT Emerging Markets
Institutional Class
American Century Serv Corp SSB&T Custodian LIVESTRONGTM 2035 Portfolio NT Emerging Markets Omnibus Kansas City, MO Shares owned of record and beneficially	20%
American Century Serv Corp SSB&T Custodian LIVESTRONGTM 2045 Portfolio NT Emerging Markets Omnibus Kansas City, MO Shares owned of record and beneficially	19%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2025 Portfolio NT Emerging Markets Omnibus Kansas City, MO Shares owned of record and beneficially	19%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2040 Portfolio NT Emerging Mkts Omnibus Kansas City, Missouri Shares owned of record and beneficially	12%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2030 Portfolio NT Emerging Mkts Omnibus Kansas City, Missouri Shares owned of record and beneficially	11%

NT Emerging Markets
Institutional Class
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2050 Portfolio NT Emerging Mkts Omnibus Kansas City, Missouri Shares owned of record and beneficially	8%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2020 Portfolio NT Emerging Mkts Omnibus Kansas City, Missouri Shares owned of record and beneficially	7%
NT International Growth
Institutional Class
American Century Serv Corp SSB&T Custodian LIVESTRONGTM 2035 Portfolio NT International Growth Omnibus Kansas City, MO Shares owned of record and beneficially	20%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2025 Portfolio NT International Growth Omnibus Kansas City, MO Shares owned of record and beneficially	19%
American Century Serv Corp SSB&T Custodian LIVESTRONGTM 2045 Portfolio NT International Growth Omnibus Kansas City, MO Shares owned of record and beneficially	13%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2030 Portfolio NT Intl Growth Omnibus Kansas City, MO Shares owned of record and beneficially	12%
American Century Serv Corp SSB&T Custodian LIVESTRONGTM 2015 Portfolio NT International Growth Omnibus Kansas City, MO Shares owned of record and beneficially	10%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2040 Portfolio NT Intl Growth Omnibus Kansas City, MO Shares owned of record and beneficially	9%
American Century Services LLC SSB&T Custodian LIVESTRONGTM 2020 Portfolio NT Intl Growth Omnibus Kansas City, MO Shares owned of record and beneficially	9%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares or who own more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of the corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of February 28, 2013, the officers and directors of the funds, as a group, owned less than 1% of any class of a fund’s outstanding shares.

Appendix B – Sales Charges and Payments to Dealers

Sales Charges

The sales charges applicable to the A and C Classes of the funds are described in the prospectuses for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds’ prospectuses. Shares of the A and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectuses. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectuses.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.

No CDSCs were paid to the distributor for A Class shares in the fiscal year ended November 30, 2012.

The aggregate CDSCs paid to the distributor for C Class shares in the fiscal year ended November 30, 2012, were:

Emerging Markets	$56
Global Growth	$677
International Discovery	$1
International Growth	$495
International Opportunities	$103
International Value	$357

Payments to Dealers

The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the financial intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectuses.

From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

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Appendix C – Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectuses. The prospectuses are available to investors without charge and may be obtained by calling us.

Employer-Sponsored Retirement Plans

Certain group employer-sponsored retirement plans that hold a single account for all plan participants with the fund, or shares are purchased by certain retirement plans that are part of a retirement plan or platform offered by banks, broker-dealers, financial advisors or insurance companies, or serviced by retirement recordkeepers are eligible to purchase Investor, Institutional, A, C and R Class shares. A and C Class purchases are available at net asset value with no dealer commission paid to the financial professional, nor incur a CDSC. A, C and R Class shares purchased in employer-sponsored retirement plans are subject to applicable distribution and service (12b-1) fees, which the financial intermediary begins receiving immediately at the time of purchase. There is no plan size or participant number requirement by class.

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans

Traditional and Roth IRAs are not considered employer-sponsored retirement plans, and SIMPLE IRAs, SEP IRAs and SARSEPs are collectively referred to as Business IRAs. SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge.

R Class IRA Accounts established prior to August 1, 2006 may make additional purchases.

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Waiver of Minimum Initial Investment Amounts — Institutional Class

American Century Investments may permit a financial intermediary to waive applicable minimum initial investment amounts per shareholder for Institutional Class shares in the following situations:

•
Broker-dealers purchasing fund shares for clients in broker-sponsored discretionary fee-based advisory programs where the portfolio manager of the program acts on behalf of the shareholder through omnibus accounts;

•
Trust companies and bank wealth management organizations purchasing shares in a fiduciary, discretionary trustee or advisory account on behalf of the shareholder, through omnibus accounts or nominee name accounts;

•
Financial intermediaries with clients of a registered investment advisor (RIA) purchasing fund shares in fee based advisory accounts with a $100,000 initial minimum per client or $250,000 aggregated initial investment across multiple clients, where the RIA is purchasing shares through certain broker-dealers through omnibus accounts;

•	Qualified Tuition Programs under Section 529 that have entered into an agreement with the distributor;
•	Certain employer-sponsored retirement plans, as approved by American Century Investments; and
•	Certain other situations deemed appropriate by American Century Investments.

C-2

Appendix D – Explanation of Fixed-Income Securities Ratings

As described in the prospectuses and in this SAI, some of the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions as noted in the prospectuses. The following is a summary of the rating categories referenced in the prospectuses.

Ratings of Corporate Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated BB, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.

Fitch Investors Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Fitch Investors Service, Inc.
BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.

Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419385 Kansas City, Missouri 64141-6385 1-800-345-6488

Investment Company Act File No. 811-06247
CL-SAI-77296    1304

AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

PART C  OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Articles of Incorporation of Twentieth Century World Investors, Inc., dated December 27, 1990 (filed electronically as Exhibit B1a to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

(2)           Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed electronically as Exhibit B1b to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on March 30, 1998, File No. 33-39242, and incorporated herein by reference).

(3)           Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as Exhibit B1b to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

(4)           Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as Exhibit B1c to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant on March 29, 1996, File No. 33-39242, and incorporated herein by reference).

(5)           Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 (filed electronically as Exhibit B1d to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on June 13, 1996, File No. 33-39242, and incorporated herein by reference).

(6)           Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as Exhibit B1f to Post-Effective Amendment No. 9 to the Registration Statement of the Registrant on March 30, 1998, File No. 33-39242, and incorporated herein by reference).

(7)           Articles of Amendment of Twentieth Century World Investors, Inc., dated December 2, 1996 (filed electronically as Exhibit B1e to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

(8)           Articles Supplementary of American Century World Mutual Funds, Inc., dated December 2, 1996 (filed electronically as Exhibit B1f to Post-Effective Amendment No. 8 to the Registration Statement of the Registrant on March 31, 1997, File No. 33-39242, and incorporated herein by reference).

(9)           Articles Supplementary of American Century World Mutual Funds, Inc., dated November 13, 1998 (filed electronically as Exhibit B1i to Post-Effective Amendment No. 12 to the Registration Statement of the Registrant on November 13, 1998, File No. 33-39242, and incorporated herein by reference).

(10)           Articles Supplementary of American Century World Mutual Funds, Inc., dated February 16, 1999 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 15 to the Registration Statement of the Registrant on March 31, 1999, File No. 33-39242, and incorporated herein by reference).

(11)           Articles Supplementary of American Century World Mutual Funds, Inc., dated May 22, 2000 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on May 25, 2000, File No. 33-39242, and incorporated herein by reference).

(12)           Articles Supplementary of American Century World Mutual Funds, Inc., dated October 18, 2000 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

(13)           Articles Supplementary of American Century World Mutual Funds, Inc., dated March 5, 2001 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 24 to the Registration Statement of the Registrant on April 19, 2001, File No. 33-39242, and incorporated herein by reference).

(14)           Articles Supplementary of American Century World Mutual Funds, Inc., dated May 21, 2001 (filed electronically as Exhibit a14 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2002, File No. 33-39242, and incorporated herein by reference).

(15)           Articles Supplementary of American Century World Mutual Funds, Inc., dated June 14, 2002 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on October 10, 2002, File No. 33-39242, and incorporated herein by reference).

(16)           Articles Supplementary of American Century World Mutual Funds, Inc., dated August 14, 2003 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 31 to the Registration Statement of the Registrant on August 28, 2003, File No. 33-39242, and incorporated herein by reference).

(17)           Articles Supplementary of American Century World Mutual Funds, Inc., dated January 13, 2005 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 34 to the Registration Statement of the Registrant on March 30, 2005, File No. 33-39242, and incorporated herein by reference).

(18)           Articles Supplementary of American Century World Mutual Funds, Inc., dated June 22, 2005 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 36 to the Registration Statement of the Registrant on July 28, 2005, File No. 33-39242, and incorporated herein by reference).

(19)           Articles Supplementary of American Century World Mutual Funds, Inc., dated September 19, 2005 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 38 to the Registration Statement of the Registrant on November 30, 2005, File No. 33-39242, and incorporated herein by reference).

(20)           Articles Supplementary of American Century World Mutual Funds, Inc., dated December 13, 2005 (filed electronically as Exhibit 1(t) to the Registration Statement on Form N-14 of the Registrant on December 22, 2005, File No. 33-39242, and incorporated herein by reference).

(21)           Articles Supplementary of American Century World Mutual Funds, Inc., dated March 15, 2006 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 42 to the Registration Statement of the Registrant on March 30, 2006, File No. 33-39242, and incorporated herein by reference).

(22)           Articles Supplementary of American Century World Mutual Funds, Inc., dated April 9, 2007 (filed electronically as Exhibit a22 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on September 27, 2007, File No. 33-39242, and incorporated herein by reference).

(23)           Articles of Amendment of American Century World Mutual Funds, Inc., dated August 29, 2007 (filed electronically as Exhibit a23 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on September 27, 2007, File No. 33-39242, and incorporated herein by reference).

(24)           Articles Supplementary of American Century World Mutual Funds, Inc., dated September 10, 2007 (filed electronically as Exhibit a24 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on September 27, 2007, File No. 33-39242, and incorporated herein by reference).

(25)           Articles of Amendment of American Century World Mutual Funds, Inc., dated November 27, 2007 (filed electronically as Exhibit a25 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-39242, and incorporated herein by reference).

(26)           Articles Supplementary of American Century World Mutual Funds, Inc., dated November 27, 2007 (filed electronically as Exhibit a26 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-39242, and incorporated herein by reference).

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(27)           Articles Supplementary of American Century World Mutual Funds, Inc., dated March 6, 2008 (filed electronically as Exhibit a27 to Post-Effective Amendment No. 48 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-39242, and incorporated herein by reference).

(28)           Articles Supplementary of American Century World Mutual Funds, Inc., dated October 6, 2008 (filed electronically as Exhibit a28 to Post-Effective Amendment No. 49 to the Registration Statement of the Registrant on March 30, 2009, File No. 33-39242, and incorporated herein by reference).

(29)           Articles of Amendment of American Century World Mutual Funds, Inc., dated February 16, 2010 (filed electronically as Exhibit a29 to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on March 30, 2011, File No. 33-39242, and incorporated herein by reference).

(30)           Articles of Amendment of American Century World Mutual Funds, Inc., dated June 28, 2010 (filed electronically as Exhibit a30 to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on March 30, 2011, File No. 33-39242, and incorporated herein by reference).

(31)           Articles Supplementary of American Century World Mutual Funds, Inc., dated November 1, 2010 (filed electronically as Exhibit a31 to Post-Effective Amendment No. 51 to the Registration Statement of the Registrant on March 30, 2011, File No. 33-39242, and incorporated herein by reference).

(b)           Amended and Restated By-Laws, dated December 4, 2012, are included herein.

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth of Registrant’s Articles of Incorporation, appearing as Exhibit a1 herein and Article Fifth of Registrant’s Articles of Amendment, appearing as Exhibit a2 herein and Sections 3-11 of Registrant’s Amended and Restated By-Laws, appearing as Exhibit b herein.

(d)           Amended and Restated Management Agreement with American Century Investment Management, Inc., effective as of August 1, 2011 (filed electronically as Exhibit d to Post-Effective Amendment No. 54 to the Registration Statement of the Registrant on March 29, 2012, File No. 33-39242, and incorporated herein by reference).

(e)           (1)           Amended and Restated Distribution Agreement with American Century Investment Services, Inc., effective as of March 1, 2010 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on February 9, 2010, File No. 33-39242, and incorporated herein by reference).

(2)           Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)           Not applicable.

(g)           (1)           Master Agreement with Commerce Bank, N. A., dated January 22, 1997 (filed electronically as Exhibit b8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213, and incorporated herein by reference).

(2)           Master Custodian Agreement with State Street Bank and Trust Company, made as of July 29, 2011 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 61 to the Registration Statement of American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(3)           Custody Fee Schedule with State Street Bank and Trust Company, dated as of July 29, 2011 (filed electronically as Exhibit g3 to Post-Effective Amendment No. 61 to the Registration Statement of

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American Century Government Income Trust on July 29, 2011, File No. 2-99222, and incorporated herein by reference).

(h)           Amended and Restated Transfer Agency Agreement between American Century World Mutual Funds, Inc. and American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 47 to the Registration Statement of the Registrant on September 27, 2007, File No. 33-39242, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated February 5, 2010 (filed electronically as Exhibit i to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on February 9, 2010, File No. 33-39242, and incorporated herein by reference).

(j)           Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated March 26, 2013, is included herein.

(k)           Not applicable.

(l)           Not applicable.

(m)           (1)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class), effective as of March 1, 2010 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on February 9, 2010, File No. 33-39242, and incorporated herein by reference).

(2)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class), effective as of March 1, 2010 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on February 9, 2010, File No. 33-39242, and incorporated herein by reference).

(3)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class), effective as of March 1, 2010 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on February 9, 2010, File No. 33-39242, and incorporated herein by reference).

(n)           Amended and Restated Multiple Class Plan, effective as of March 1, 2010 (filed electronically as Exhibit n to Post-Effective Amendment No. 50 to the Registration Statement of the Registrant on February 9, 2010, File No. 33-39242, and incorporated herein by reference).

(o)           Reserved.

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 48 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2010, File No. 2-82734, and incorporated herein by reference).

(2)           Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated December 4, 2012 (filed electronically as Exhibit q1 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Capital Portfolios, Inc. on February 28, 2013, File No.33-64872, and incorporated herein by reference).

(2)           Secretary’s Certificate, dated December 4, 2012 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 57 to the Registration Statement of American Century Capital Portfolios, Inc. on February 28, 2013, File No. 33-64872, and incorporated herein by reference).

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Item 29.  Persons Controlled by or Under Common Control with Fund

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30.  Indemnification

The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Eighth of the Registrant's Articles of Incorporation requires the indemnification of the corporation’s directors and officers to the extent permitted by the General Corporation of Maryland, the Investment Company Act and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of Investment Advisor

In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisors and their affiliates, within the last two fiscal years.

James E. Stowers, Jr. (Director of ACIM). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Edward Boyle (Vice President of ACIM). Served as Portfolio Manager, FX Concepts, principal address is 3 Park Ave., New York, NY 10016, 2007 to 2013.

Radu Gabudean (Vice President of ACIM). Served as Vice President of Quantitative Strategies, Barclays Capital,745 7th Avenue, New York, NY 10019, 2010 to 2013.

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.

Item 32.  Principal Underwriters

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I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  ACIS is located at 4500 Main Street, Kansas City, Missouri 64111.  ACIS is a wholly owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors and executive officers of ACIS as of January 16, 2013:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Peter Cieszko	Director, President and Chief Executive Officer	none

Gary P. Kostuke	Director and Senior Vice President	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Joseph D’Agostino	Senior Vice President	none

Sheila Hartnett-Devlin	Senior Vice President	none

Richard T. Luchinsky	Senior Vice President	none

Steven J. McClain	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Amy D. Schumaker	Chief Compliance Officer	none

Elizabeth A. Young	Chief Privacy Officer, Senior AML Officer and Vice President	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Pedram Afshar	Vice President	none

Ryan Ander	Vice President	none

Jennifer L. Barron	Vice President	none

Matthew R. Beck	Vice President	none

David Bedrick	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

Andrew M. Billingsley	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Joel Brous	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

William Collins	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Ellen DeNicola	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Ryan C. Dreier	Vice President	none

Kevin G. Eknaian	Vice President	none

Jill A. Farrell	Vice President	none

Robert Finley	Vice President	none

David R. Ford	Vice President	none

William D. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Diane Gallagher	Vice President	none

Gregory O. Garvin	Vice President	none

Owen Geisz	Vice President	none

Aysun Gelisen	Vice President	none

Wendy Costigan Goodyear	Vice President	none

John (Jay) L. Green	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Marni B. Harp	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Wesley S. Kabance	Vice President	none

David A. Keefer	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Maria Kutscher	Vice President	none

Michael LaPointe	Vice President	none

John A. Leis	Vice President	none

Edward Lettieri	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Jeff McCroy	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Victor V. Melinauskas	Vice President	none

Christopher M. Monachino	Vice President	none

Debra K. Morris	Vice President	none

Sandra K. Morris	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kathleen L. Nelkin	Vice President	none

Kelly A. Ness	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

Patrick J. Palmer	Vice President	none

Margaret H. Pierce	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Christy A. Poe	Vice President	none

JP Raflo	Vice President	none

Douglas K. Reber	Vice President	none

Cheryl Redline	Vice President and Treasurer	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael (Mick) F. Schell	Vice President	none

Tracey L. Shank	Vice President	none

Daniel E. Shepard	Vice President	none

Steven Silverman	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Kenneth Sussi	Vice President	none

Stephen C. Thune	Vice President	none

Robert Thurling	Vice President	none

Tina Ussery-Franklin	Vice President	none

Margaret E. VanWagoner	Vice President	none

James T. Walden	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c) Not applicable.

Item 33.  Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 666 Third Avenue, 23rd Floor, New York, NY 10017, 4500 Main Street, Kansas City, MO 64111, One Dock Street, Stamford, CT 06902 and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; State Street

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Bank and Trust Company, 2 Avenue de Lafayette, Boston, MA 02111; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services - Not Applicable.

Item 35.  Undertakings - Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 28th day of March, 2013.

American Century World Mutual Funds, Inc.
(Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	March 28, 2013

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	March 28, 2013

* _________________________________ Barry Fink	Director	March 28, 2013

* _________________________________ Thomas A. Brown	Director	March 28, 2013

* _________________________________ Andrea C. Hall, Ph.D.	Director	March 28, 2013

* _________________________________ Jan M. Lewis	Director	March 28, 2013

* _________________________________ James A. Olson	Director	March 28, 2013

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	March 28, 2013

* _________________________________ M. Jeannine Strandjord	Director	March 28, 2013

* _________________________________ John R. Whitten	Director	March 28, 2013

* _________________________________ Stephen E. Yates	Director	March 28, 2013

*By: /s/ Daniel K. Richardson Daniel K. Richardson Attorney in Fact (pursuant to Power of Attorney effective December 4, 2012)

EXHIBIT INDEX

EXHIBIT	DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (b)	Amended and Restated By-Laws, dated December 4, 2012.

EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated March 26, 2013.